Putnam
Income
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

4-30-99


[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

As you may already know, over the past several months Putnam has been conducting an in-depth review of its entire fixed-income product line. The objective has been to seek ways to differentiate the funds more clearly. Among the alterations that are being implemented is a slight change in the investment strategy of Putnam Income Fund.

In recent years, foreign securities constituted a portion of the fund's portfolio, generally not exceeding 20%. The Trustees have approved a change that allows the fund to invest only in domestic fixed-income securities. The change, which took effect in February, 1999, is reflected in the portfolio that starts on page 12 of this report.

Shareholders should now find it easier to allocate their personal investment programs between domestic and international holdings. Those wishing to maintain a non-U.S. position in their programs may consult their financial advisor about appropriate Putnam funds to accomplish this objective.

We appreciate your choice of Putnam Income Fund to help you meet your financial and investment goals and look forward to many more years of association.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
June 16, 1999



Report from the Fund Managers

Krishna K. Memani
Kevin M. Cronin

Many fixed-income investors started 1999 with high hopes. Inflation was low, interest rates seemed unlikely to rise, and memories of worldwide tumult were still fresh enough to keep demand strong for fixed-income investments. There were widespread expectations that the U.S. economy would join the rest of the world slowing in 1999, further reducing the possibility of an uptick in inflation and helping bond prices rise. However, during the first few months of 1999, U.S. Treasury securities fell back to earth with a thud, leaving investors unpleasantly surprised. This challenging environment for fixed-income securities was reflected in Putnam Income Fund's performance for the first half of the fund's fiscal year.

Total return for 6 months ended 4/30/99

        Class A           Class B           Class M
     NAV      POP      NAV     CDSC      NAV      POP
-------------------------------------------------------
     1.55%   -3.24%    1.32%   -3.61%    1.47%   -1.83%
-------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 6.


* U.S. TREASURIES SUFFER SETBACK

After starting the year on a positive note, the climate in the fixed-income world shifted significantly in February, resulting in disappointing performance for bond funds of all kinds. During your fund's semiannual period, U.S. Treasuries fell from favor, as investors shifted away from flight-to-quality positions established in the summer and fall of 1998 and by a steady drumbeat of reports indicated higher-than-expected economic growth. These persistent signals of economic vigor raised concerns about possible future interest-rate increases by the Federal Reserve Board -- just months following three successive eases.

Your fund employed a modestly long duration (a measure of interest-rate sensitivity) early in the fiscal year. Essentially the longer a fund's duration, the more likely its net asset value will be positively affected by a reduction in rates. The tradeoff for this opportunity is that a long duration makes the fund more vulnerable to a decline in net asset value if rates should increase.


[GRAPHIC OMITTED: horizontal bar chart BOND MARKET PERFORMANCE BY SECTOR]

BOND MARKET PERFORMANCE BY SECTOR*

Comparison of total returns, 10/31/98-4/30/99


First Boston
High Yield Bond Index                8.91%

Lehman Brothers
Mortgage-Backed Securities Index     2.39%

Lehman Brothers
Corporate Bond Index                 1.75%

Salomon Brothers
World Government Bond Index         -3.35%

J.P. Morgan Emerging
Markets Bond Index                  15.87%

Lehman Brothers
Long-Term Treasury Bond Index       -3.62%

Footnote reads:
*Past performance is not indicative of future results. These indexes reflect the general performance of market sectors in which the fund invests. The fund's performance will differ. The indexes may include bonds different from those in the fund. It is not possible to invest directly in an index.


Your fund's long duration early in the period reflected our expectations that market volatility, created by the delicate economic situation in Brazil, would drive U.S. interest rates lower. Instead, emerging markets stabilized and signs of continued U.S. economic growth pushed domestic interest rates up. In an environment of rising yields and falling prices, the portfolio's longer duration position earlier in the fiscal year detracted from returns. We shortened your fund's duration during the period and will continue to monitor the Fed's actions.

* U.S. SPREAD SECTORS OUTPERFORM

The fund's strategy is designed to add value by seeking incremental excess returns from multiple sources, among them sector rotation, security selection, duration management, and yield curve positioning. In addition, we employ prudent risk control. The process emphasizes those sources of return believed to be most reliable in today's markets, namely, sector rotation and security selection.

Indeed, sector rotation played a key role in our portfolio positioning over the semiannual period as we shifted assets into U.S. spread sectors -- those sectors offering yields higher than U.S. Treasuries are offering. They include high-yield bonds and mortgage-backed securities. In an environment of rising interest rates and falling bond prices, these spread sectors significantly outperformed Treasuries of comparable duration, with high-yield corporate bonds leading the pack. Investors were drawn to attractive yields, as the investment climate grew increasingly amenable to risk. The fund's modestly overweight positions in the U.S. spread sectors (mortgage-backed securities, high-yield and investment-grade corporates, and asset-backed securities) contributed to performance as the flight-to-quality tide continued to ebb on the strength of positive U.S. economic fundamentals.


More on mortgage-backed securities

Mortgage-backed securities are debt obligations backed by a pool of mortgages. Ginnie Maes (Government National Mortgage Association securities) are the most popular type. Investors have an undivided interest in the pool. Rather than owning any particular mortgage, they have a proportionate interest in the cash flow generated by the entire pool. Mortgage-backed securities generally offer yields higher than Treasuries offer in order to compensate investors for the risk that their principal may be returned in full at some point prior to the security's stated maturity date if the underlying mortgages are prepaid. These prepayments can cause an investor's actual rate of return to differ from the expected rate of return.


"With the exception of the move away from emerging markets, no significant changes have been made to the fund's strategy. Indeed, [Fund Manager Krishna] Memani stresses that he and [Co-manager Kevin] Cronin will continue to rely on the same research team and basic investment process."

 -- Morningstar Mutual Funds,
      January 11, 1999


Within your fund's corporate holdings, our emphasis in the finance and telecommunications sectors -- and the favorable climate for mergers and acquisitions that has characterized them for some time -- contributed to relative returns. Careful security selection within the telecommunications sector further boosted returns. Attractive telecommunications holdings featured in your fund's portfolio during the period included Global Crossing Holdings, Ltd.; Call-Net Enterprises, Inc.; and MetroNet Communications Corp. While these holdings were viewed favorably at the end of the reporting period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.


[GRAPHIC OMITTED: horizontal bar chart CHANGES IN PORTFOLIO COMPOSITION]

CHANGES IN PORTFOLIO COMPOSITION*

                               10/31/98                  4/30/99

Corporate bonds                  42.3%                    48.0%

U.S. government
and agency obligations           31.1%                    36.3%

Collateralized
mortgage obligations             10.7%                     7.7%

Short-term
investments                      15.0%                     4.7%

Other                             5.8%                     2.4%

Footnote reads:
*Based on total net assets as of indicated date. Holdings will vary over time.


Within the mortgage-backed sector, our emphasis on securities with lower prepayment sensitivity, primarily lower-coupon, 15-year-maturity mortgage-backed securities, and on sectors with structural prepayment protection such as commercial mortgage-backed security (CMBS) issues benefited performance. CMBS issues represent mortgages of office buildings, hotels, multifamily housing, and industrial real estate. Unlike residential mortgages, CMBS issues have the advantage of a measure of prepayment protection. For example, under the terms of some loans, commercial mortgage owners are not allowed to prepay for the first five years.


* STRONG U.S. ECONOMY CALLS FOR SLIGHTLY DEFENSIVE STANCE

Although the U.S. economy is likely to slow from its torrid late 1998 growth rate, Putnam's analysis indicates that the United States is still on track for above-trend economic growth overall in 1999. If global capital markets remain stable, we believe that U.S. interest rates are likely to move higher, reflecting the strong underlying U.S. economy. Given this expectation, our duration and yield curve strategy is currently neutral to slightly defensive.

Believing that much of the reversal of the flight to quality has run its course, we have modestly reduced the fund's exposure to mortgage-backed, asset-backed, and corporate securities, although the portfolio remains slightly overweight in these areas. Within the spread sectors, we continue to emphasize those issues that we believe offer the highest potential for excess return.

The strength of the equity market, high consumer confidence, a strong housing market, and a substantial pickup in leading indicators all give us reason to be optimistic on the corporate profitability and credit fronts. Our overall strategy within the corporate sector remains essentially the same, except that the robust economy is encouraging us to reduce the modestly underweight position in the cyclical sector, including energy and basic materials, at the expense of an overweight position in the insurance sector. On balance, the portfolio will still be underweight in cyclicals and overweight in insurance but only to a lesser degree. We continue to emphasize the telecommunications industry, based on a favorable earnings outlook, and we are underweighting many commodities, such as steel, for which more positive performance is dependent on global price increases.

In the mortgage-backed portion of the portfolio, we believe that favorable security selection opportunities exist primarily in the higher coupon and seasoned pass-through sectors. Favorable economic activity continues to support real estate fundamentals. Therefore, we plan to maintain our emphasis on the commercial mortgage-backed securities sector.

We will continue to monitor the strength of the U.S. economy and its impact on the Treasury and credit sectors. We remain confident that careful sector rotation, security selection, and prudent risk control can help produce solid performance for your fund in the second half of its fiscal year.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 4/30/99, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Income Fund is designed for investors seeking high current income consistent with prudent risk, mainly through fixed-income securities.


TOTAL RETURN FOR PERIODS ENDED 4/30/99

                    Class A            Class B              Class M
(inception dates)  (11/1/54)          (3/1/93)            (12/14/94)
                 NAV       POP      NAV      CDSC       NAV        POP
--------------------------------------------------------------------------
6 months        1.55%    -3.24%    1.32%    -3.61%     1.47%     -1.83%
--------------------------------------------------------------------------
1 year          1.12     -3.75     0.54     -4.21      1.06      -2.26
--------------------------------------------------------------------------
5 years        40.07     33.39    35.07     33.09     38.35      33.83
Annual average  6.97      5.93     6.20      5.88      6.71       6.00
--------------------------------------------------------------------------
10 years      123.46    112.99   106.39    106.39    117.08     110.05
Annual average  8.37      7.85     7.51      7.51      8.06       7.70
--------------------------------------------------------------------------
Annual average
(life of fund)  8.49      8.37     7.45      7.45      8.00       7.92
--------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 4/30/99

                        Lehman Brothers Aggregate        Consumer
                               Bond Index*             price index
-------------------------------------------------------------------------
6 months                          0.69%                   1.47%
-------------------------------------------------------------------------
1 year                            6.27                    2.28
-------------------------------------------------------------------------
5 years                          47.16                   12.75
Annual average                    8.03                    2.43
-------------------------------------------------------------------------
10 years                        134.33                   35.01
Annual average                    8.89                    3.05
-------------------------------------------------------------------------
Annual average
(life of fund)                      --                    4.19
-------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25% respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

* Lehman Brothers Aggregate Bond Index was introduced on 12/31/75.


PRICE AND DISTRIBUTION INFORMATION 6 months ended 4/30/99

                                  Class A       Class B       Class M
----------------------------------------------------------------------------
Distributions (number)
----------------------------------------------------------------------------
Income                            $0.216         $0.190        $0.210
----------------------------------------------------------------------------
Capital gains                        --             --            --
----------------------------------------------------------------------------
  Total                           $0.216         $0.190        $0.210
----------------------------------------------------------------------------
Share value:                   NAV      POP        NAV      NAV      POP
----------------------------------------------------------------------------
10/31/98                       $6.87    $7.21    $6.83      $6.84    $7.07
----------------------------------------------------------------------------
4/30/99                         6.76     7.10     6.73       6.73     6.96
----------------------------------------------------------------------------
Current return (end of period)
----------------------------------------------------------------------------
Current dividend rate1          6.21%    5.92%    5.35%      6.06%    5.87%
----------------------------------------------------------------------------
Current 30-day SEC yield2       6.25     5.95     5.48       5.99     5.79
----------------------------------------------------------------------------

1Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2Based on investment income, calculated using SEC guidelines.


TOTAL RETURN FOR PERIODS ENDED 3/31/99 (most recent calendar quarter)

                        Class A           Class B           Class M
(inception dates)      (11/1/54)         (3/1/93)          (12/14/94)
                      NAV     POP       NAV    CDSC       NAV      POP
--------------------------------------------------------------------------
6 months             -0.45%  -5.18%    -0.96%  -5.77%    -0.69%   -3.85%
--------------------------------------------------------------------------
1 year                1.42   -3.34      0.55   -4.20      1.06    -2.26
--------------------------------------------------------------------------
5 years              38.20   31.71     33.08   31.13     36.32    31.93
Annual average        6.68    5.66      5.88    5.57      6.39     5.70
--------------------------------------------------------------------------
10 years            125.87  115.21    108.20  108.20    118.80   111.68
Annual average        8.49    7.97      7.61    7.61      8.14     7.79
--------------------------------------------------------------------------
Annual average
(life of fund)        8.50    8.38      7.46    7.46      8.00     7.92
--------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance summary for method of calculation.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your funds' class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.


Comparative benchmarks

Lehman Brothers Aggregate Bond Index* is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

First Boston High Yield Index* is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's and Baa by Moody's.

Lehman Brothers Corporate Bond Index* is an index of publicly issued, fixed-rate, non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities.

Lehman Brothers Long-Term Treasury Bond Index* is composed of all bonds covered by the Lehman Brothers U.S. Treasury Index with maturities of 10 or more years.

Lehman Brothers Mortgage-Backed Securities Index* includes 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.

Salomon Brothers World Government Bond Index* is an index that tracks the performance of the 14 government bond markets of Australia, Austria, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and the United States. Country eligibility is determined by market capitalization and investability criteria.

J.P. Morgan Emerging Market Bond Index* is a total-return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



Welcome to www.putnaminv.com

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

  You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

  The site can be accessed through any of the major online services (America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

  New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminv.com



A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price is determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the amounts listed in the Statement of Operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-ended funds, a separate table is provided for each share class.




The fund's portfolio
April 30, 1999 (Unaudited)

CORPORATE BONDS AND NOTES (48.0%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
Advertising (0.1%)
--------------------------------------------------------------------------------------------------------------------------
     $      675,000  Adams Outdoor Advertising sr. notes 10 3/4s, 2006                                      $      737,438
          1,010,000  Lamar Advertising Co. sr. sub. notes 9 5/8s, 2006                                           1,080,700
            100,000  Lamar Advertising Co. company guaranty 8 5/8s, 2007                                           104,750
            470,000  Outdoor Communications Inc. sr. sub. notes 9 1/4s, 2007                                       499,375
             60,000  Outdoor Systems, Inc. sr. sub. notes 9 3/8s, 2006                                              64,350
                                                                                                            --------------
                                                                                                                 2,486,613

Aerospace and Defense (0.9%)
--------------------------------------------------------------------------------------------------------------------------
          2,520,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                               2,450,700
          1,080,000  Aviation Sales Co. company guaranty 8 1/8s, 2008                                            1,082,700
          1,200,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 9 7/8s, 2006                                      1,266,000
            390,000  BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                                415,350
            270,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                            267,975
         18,390,000  Boeing Co. deb. 6 5/8s, 2038                                                               17,585,621
          1,400,000  Burke Industries, Inc. company guaranty 10s, 2007                                           1,120,000
            155,000  K&F Industries, Inc. sr. sub. notes Ser. B, 9 1/4s, 2007                                      160,038
          9,385,000  Raytheon Co. deb. 7s, 2028                                                                  9,411,278
          1,058,000  Sequa Corp. bonds 8 3/4s, 2001                                                              1,073,870
            660,000  Sequa Corp. sr. notes 9 5/8s, 1999                                                            670,725
                                                                                                            --------------
                                                                                                                35,504,257

Agriculture (--%)
--------------------------------------------------------------------------------------------------------------------------
            539,611  Premium Standard Farms, Inc. sr. secd. notes 11s, 2003 (PIK)                                  512,631

Apparel (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,790,000  Fruit of the Loom 144A company guaranty 8 7/8s, 2006                                        1,754,200
          1,770,000  Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                               1,774,425
                                                                                                            --------------
                                                                                                                 3,528,625

Automotive (1.6%)
--------------------------------------------------------------------------------------------------------------------------
            392,000  Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                         412,580
            165,000  Aftermarket Technology Corp. sr. sub. notes Ser. D, 12s, 2004                                 173,663
         10,855,000  Chrysler Corp. deb. Ser. B, 7.45s, 2097                                                    11,497,073
          9,580,000  Dana Corp. notes 7s, 2029                                                                   9,220,750
         11,985,000  Delphi Automotive Systems Corp. deb. 7 1/8s, 2029                                          11,759,682
            640,000  Dura Operating Corp. 144A sr. sub. notes 9s, 2009                                             648,800
          2,590,000  Federal Mogul Corp. 144A notes 7 3/8s, 2006                                                 2,544,675
          6,000,000  Ford Motor Co. deb. 7.4s, 2046                                                              6,222,420
         14,360,000  Ford Motor Co. bonds 6 5/8s, 2028                                                          13,784,308
          1,560,000  Hayes Wheels International, Inc. company guaranty
                       Ser. B, 9 1/8s, 2007                                                                      1,630,200
          1,340,000  Lear Corp. sub. notes 9 1/2s, 2006                                                          1,467,300
            475,000  Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                        490,438
            890,000  Talon Automotive Group sr. sub. notes Ser. B, 9 5/8s, 2008                                    778,750
            939,000  Walbro Corp. sr. notes Ser. B, 9 7/8s, 2005                                                   953,085
                                                                                                            --------------
                                                                                                                61,583,724

Banks (4.1%)
--------------------------------------------------------------------------------------------------------------------------
         23,510,000  BankAmerica Corp. sr. notes 5 7/8s, 2009                                                   22,563,252
         16,680,000  Bank United med. term notes Ser. A, 8s, 2009                                               16,668,658
            785,000  Chevy Chase Savings Bank Inc. sub. deb. 9 1/4s, 2008                                          792,850
            180,000  Chevy Chase Savings Bank Inc. sub. deb. 9 1/4s, 2005                                          181,800
         12,285,000  Colonial Bank sub. notes 8s, 2009                                                          11,996,425
         12,397,000  First Citizens Bank Capital Trust I
                       company guaranty 8.05s, 2028                                                             12,025,090
          3,945,000  Firstar Bank Milwaukee sr. bank notes 6 1/4s, 2002                                          3,981,610
          6,840,000  Firstar Capital Trust I company guaranty Ser. B, 8.32s, 2026                                7,096,842
          8,710,000  Fuji JGB Inv. LLC 144A FLIRB 9.87s, 2049 (Japan)                                            8,143,850
             45,000  Greenpoint Capital Trust I company guaranty 9.1s, 2027                                         46,734
          4,000,000  GS Escrow Corp. sr. notes 7 1/8s, 2005                                                      3,922,200
         11,195,000  Imperial Bank sub. notes 8 1/2s, 2009                                                      11,181,006
          1,520,000  Merita Bank Ltd. sub. notes 6 1/2s, 2006 (Finland)                                          1,517,902
             95,000  Provident Capital Trust company guaranty 8.6s, 2026                                            94,660
         17,325,000  Provident Companies, Inc. bonds 7.405s, 2038                                               17,267,654
         13,595,000  Providian National Bank sr. notes 6 3/4s, 2002                                             13,640,135
          5,470,000  Riggs Capital Trust company guaranty Ser. A, 8 5/8s, 2026                                   5,661,450
            115,000  Riggs Capital Trust 144A bonds 8 5/8s, 2026                                                   111,986
          8,500,000  Riggs National Corp. sub. deb. 8 1/2s, 2006                                                 8,849,010
         14,465,000  Sovereign Bancorp, Inc. sr. notes 6 5/8s, 2001                                             14,477,585
            115,000  Sovereign Capital Trust company guaranty 9s, 2027                                             114,290
                                                                                                            --------------
                                                                                                               160,334,989

Basic Industrial Products (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,980,000  American Standard Companies, Inc. sr. notes 7 3/8s, 2008                                    1,960,200
            450,000  Ball Corp. company guaranty 8 1/4s, 2008                                                      469,125
          2,657,000  Ball Corp. company guaranty 7 3/4s, 2006                                                    2,743,353
            250,000  Paragon Corp. Holdings, Inc. company guaranty
                       Ser. B, 9 5/8s, 2008                                                                        150,000
             30,000  Roller Bearing Co. company guaranty Ser. B, 9 5/8s, 2007                                       28,800
                                                                                                            --------------
                                                                                                                 5,351,478

Broadcasting (2.3%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  Adelphia Communications Corp. sr. notes
                       Ser. B, 10 1/4s, 2000                                                                       103,500
          1,000,000  Adelphia Communications Corp. sr. notes
                       Ser. B, 9 7/8s, 2007                                                                      1,095,000
            950,000  Adelphia Communications Corp. 144A sr. notes
                       8 3/8s, 2008                                                                                969,000
          1,590,000  Allbritton Communications Co. sr. sub. notes Ser. B,
                       8 7/8s, 2008                                                                              1,629,750
            550,000  Benedek Broadcasting sr. notes 11 7/8s, 2005                                                  596,750
            260,000  Capstar Broadcasting sr. disc. notes stepped-coupon
                       zero % (12 3/4s, 2/1/02), 2009 (STP)                                                        219,050
          1,320,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                            1,412,400
          3,480,000  Chancellor Media Corp. 144A sr. notes 8s, 2008                                              3,584,400
             90,000  Citadel Broadcasting Co. sr. sub. notes 10 1/4s, 2007                                          99,450
          2,090,000  Comcast Corp. sr. sub. notes 9 1/2s, 2008                                                   2,203,487
            875,000  Granite Broadcasting Corp. sr. sub. notes 10 3/8s, 2005                                       912,188
          1,270,000  Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                      1,266,825
             65,000  Gray Communications Systems, Inc. sr. sub. notes
                       10 5/8s, 2006                                                                                69,550
            120,000  Heritage Media Services Corp. sr. sub. notes 8 3/4s, 2006                                     126,300
            860,000  Jacor Communications, Inc. company guaranty
                       Ser. B, 8 3/4s, 2007                                                                        915,900
          1,575,000  Lenfest Communications, Inc. sr. sub. notes 10 1/2s, 2006                                   1,846,688
            750,000  Lenfest Communications, Inc. sr. sub. notes 8 1/4s, 2008                                      780,000
          1,400,000  Paramount Communications, Inc. deb. 7 1/2s, 2023                                            1,379,434
            290,000  Pegasus Communications Corp. 144A sr. notes 9 3/4s, 2006                                      301,600
            250,000  Pegasus Media & Communications notes Ser. B, 12 1/2s, 2005                                    275,000
             75,000  Rogers Cablesystems Ltd. notes 11s, 2015 (Canada)                                              88,125
          2,035,000  Sinclair Broadcast Group, Inc. company guaranty 9s, 2007                                    2,065,525
            260,000  Sinclair Broadcast Group, Inc. sr. sub. notes 8 3/4s, 2007                                    261,300
            275,000  Sinclair Broadcast Group, Inc. sr. sub. notes 10s, 2005                                       281,875
          1,000,000  Spanish Broadcasting Systems sr. notes 12 1/2s, 2002                                        1,125,000
            155,000  Spanish Broadcasting Systems sr. notes Ser. B, 11s, 2004                                      168,950
         26,575,000  TCI Communications Inc deb. 8 3/4s, 2015                                                   31,875,915
         30,215,000  Viacom, Inc. sr. notes 7 3/4s, 2005                                                        32,006,728
                                                                                                            --------------
                                                                                                                87,659,690

Building and Construction (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             80,000  Building Materials Corp. sr. notes Ser. B, 8 5/8s, 2006                                        82,000
            530,000  Building Materials Corp. 144A sr. notes 8s, 2008                                              523,375
            115,000  D.R. Horton Inc. company guaranty 10s, 2006                                                   121,900
          1,210,000  D.R. Horton, Inc. company guaranty 8s, 2009                                                 1,197,900
            220,000  Jackson Products, Inc. company guaranty Ser. B,
                       9 1/2s, 2005                                                                                220,550
            440,000  Morris Material Handling, Inc. company guaranty
                       9 1/2s, 2008                                                                                239,800
            460,000  NCI Building Systems 144A sr. sub. notes 9 1/4s, 2009                                         460,000
            550,000  Southdown, Inc. sr. sub. notes Ser. B, 10s, 2006                                              613,250
                                                                                                            --------------
                                                                                                                 3,458,775

Business Equipment and Services (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            450,000  Cex Holdings, Inc. company guaranty Ser. B, 9 5/8s, 2008                                      424,125
         15,430,433  Federal Express Corp. pass-thru certificates Ser. 1998-1A,
                       6.72s, 2022                                                                              15,319,180
            175,000  Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                             178,938
            590,000  Iron Mountain, Inc. med. term notes company guaranty
                       10 1/8s, 2006                                                                               638,675
            619,000  Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                                               688,638
          1,500,000  Production Resource Group sr. sub. notes 11 1/2s, 2008                                      1,522,500
          2,110,000  U.S. Office Products Co. company guaranty 9 3/4s, 2008                                      1,413,700
            160,000  United Stationer Supply, Inc. sr. sub. notes 12 3/4s, 2005                                    177,400
                                                                                                            --------------
                                                                                                                20,363,156

Cable Television (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            935,000  Century Communications Corp. sr. notes 9 1/2s, 2005                                         1,007,463
            270,000  Century Communications Corp. sr. notes 8 7/8s, 2007                                           282,150
            600,000  Century Communications Corp. sr. notes 8 3/4s, 2007                                           624,000
            440,000  Charter Communications Holdings LLC 144A sr. disc.
                       notes stepped-coupon zero % (9.92s, 4/1/04), 2011 (STP)                                     290,400
          3,395,000  Charter Communications Holdings LLC 144A sr. notes
                       8 5/8s, 2009                                                                              3,479,875
          1,100,000  CSC Holdings, Inc. sr. sub. deb. 10 1/2s, 2016                                              1,325,500
              5,000  CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2023                                                   5,625
            340,000  CSC Holdings, Inc. deb. 7 7/8s, 2018                                                          347,694
          2,250,000  CSC Holdings, Inc. sr. notes 7 7/8s, 2007                                                   2,367,720
            230,000  Diamond Cable Communication Co. sr. disc. notes
                       stepped-coupon zero % (11 3/4s, 12/15/00), 2005
                       (United Kingdom) (STP)                                                                      207,575
          5,640,000  Diamond Cable Communication Co. sr. disc. notes stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                       (United Kingdom) (STP)                                                                    4,497,900
            245,000  Jones Intercable, Inc. sr. sub. deb. 10 1/2s, 2008                                            262,456
            561,000  Jones Intercable, Inc. sr. notes 9 5/8s, 2002                                                 607,283
          1,200,000  Jones Intercable, Inc. sr. notes 7 5/8s, 2008                                               1,269,000
            990,000  NTL Inc. 144A sr. notes 11 1/2s, 2008 (United Kingdom)                                      1,113,750
             15,000  NTL Inc. sr. notes Ser. B, 10s, 2007 (United Kingdom)                                          16,050
            980,000  NTL Inc. sr. notes stepped-coupon Ser. B, zero %
                       (9 3/4s, 4/1/03), 2008 (United Kingdom) (STP)                                               690,900
            150,000  TeleWest Communications PLC 144A sr. notes 11 1/4s,
                       2008 (United Kingdom)                                                                       172,875
            830,000  TeleWest Communications PLC 144A sr. disc. notes
                       stepped-coupon zero % (9 1/4s, 4/15/04) 2009 (STP)
                       (United Kingdom)                                                                            562,325
                                                                                                            --------------
                                                                                                                19,130,541

Chemicals (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          3,335,000  Equistar Chemicals LP notes 9 1/8s, 2002                                                    3,429,614
            930,000  ISP Holdings, Inc. sr. notes Ser. B, 9 3/4s, 2002                                             953,250
         11,175,000  Nova Chemicals Corp. deb. 7s, 2026 (Canada)                                                11,250,990
          1,925,000  PCI Chemicals & Pharmaceuticals company guaranty
                       9 1/4s, 2007 (India)                                                                      1,607,375
            470,000  Royster-Clark Inc. 144A 1st mtge. 10 1/4s, 2009                                               477,050
            600,000  Scotts Co. 144A sr. sub. notes 8 5/8s, 2009                                                   621,000
                                                                                                            --------------
                                                                                                                18,339,279

Computer Services and Software (0.6%)
--------------------------------------------------------------------------------------------------------------------------
          7,305,000  Dell Computer Corp. deb. 7.1s, 2028                                                         7,238,817
         12,075,000  IBM Corp. deb. 7 1/8s, 2096                                                                12,406,580
          1,080,000  IPC Information Systems sr. disc. notes stepped-coupon
                       zero % (10 7/8s, 11/1/01), 2008 (STP)                                                       815,400
          1,220,000  PSINet, Inc. sr. notes 11 1/2s, 2008                                                        1,357,250
            580,000  PSINet, Inc. sr. notes Ser. B, 10s, 2005                                                      607,550
            310,000  Unisys Corp. sr. notes 7 7/8s, 2008                                                           324,725
            570,000  Verio Inc. 144A sr. notes 11 1/4s, 2008                                                       641,250
            150,000  Verio Inc. sr. notes 10 3/8s, 2005                                                            159,750
                                                                                                            --------------
                                                                                                                23,551,322

Conglomerates (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,090,000  Axia, Inc. company guaranty 10 3/4s, 2008                                                   1,103,625
          5,800,000  Canadian Pacific Ltd. deb. 9.45s, 2021 (Canada)                                             7,127,388
                                                                                                            --------------
                                                                                                                 8,231,013

Consumer Durable Goods (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            880,000  Albecca Inc. company guaranty 10 3/4s, 2008                                                   748,000
            290,000  French Fragrances, Inc. company guaranty Ser. D,
                       10 3/8s, 2007                                                                               295,800
             45,000  French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                                        45,675
             20,000  Hedstrom Holdings, Inc. 144A sr. disc. notes stepped-coupon
                       zero % (12s, 6/1/02), 2009 (STP)                                                              7,800
            920,000  Iron Age Corp. company guaranty 9 7/8s, 2008                                                  671,600
            160,000  Sealy Mattress Co. 144A sr. sub. notes Ser. B, 9 7/8s, 2007                                   161,600
            130,000  Signature Brands Ltd. sr. sub. notes 13s, 2002 (Canada)                                       143,650
                                                                                                            --------------
                                                                                                                 2,074,125

Consumer Non Durables (1.2%)
--------------------------------------------------------------------------------------------------------------------------
         16,700,000  Imperial Tobacco Global company guaranty 7 1/8s, 2009                                      16,574,249
          1,955,000  Philip Morris Cos., Inc. notes 7 1/2s, 2004                                                 2,052,496
         11,028,000  Philip Morris Cos., Inc. notes 7 1/4s, 2003                                                11,399,313
          4,530,000  Philip Morris Cos., Inc. notes 7 1/8s, 2004                                                 4,684,428
          6,220,000  Philip Morris Cos., Inc. notes 6.8s, 2003                                                   6,346,204
            610,000  Revlon Consumer Products sr. notes 9s, 2006                                                   622,200
            840,000  Revlon Consumer Products sr. notes 8 1/8s, 2006                                               831,600
          1,380,000  Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                                1,028,100
          2,670,000  Westpoint Stevens, Inc. sr. notes 7 7/8s, 2008                                              2,730,075
                                                                                                            --------------
                                                                                                                46,268,665

Consumer Services (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            600,000  Boyd Gaming Corp. sr. sub. notes 9 1/2s, 2007                                                 619,500
            355,000  Coinmach Corp. sr. notes 11 3/4s, 2005                                                        390,500
          2,000,000  Consumers International 144A sr. notes 10 1/4s, 2005                                        2,110,000
             80,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                            82,000
          3,320,000  Hertz Corp. notes 6 1/4s, 2009                                                              3,233,813
            460,000  Protection One, Inc. sr. disc. notes 13 5/8s, 2005                                            525,550
            780,000  Viasystems, Inc. sr. notes Ser. B, 9 3/4s, 2007                                               725,400
             70,000  Viasystems, Inc. sr. sub notes 9 3/4s, 2007                                                    67,725
                                                                                                            --------------
                                                                                                                 7,754,488

Electronics and Electrical Equipment (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             95,000  Celestica International Ltd. 144A sr. sub. notes 10 1/2s,
                       2006 (Canada)                                                                               105,450
            137,509  Cirent Semiconductor sr. sub. notes 10.22s, 2002                                              140,947
            150,046  Cirent Semiconductor 144A sr. sub. notes 10.14s, 2004                                         153,797
            190,000  DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                                             192,375
          1,597,432  Fairchild Semiconductor Corp. 144A sr. sub. notes
                       11.74s, 2008                                                                              1,501,586
          1,010,000  Fairchild Semiconductor Corp. sr. sub. notes 10 1/8s, 2007                                  1,020,100
          1,030,000  Flextronics International Ltd. sr. sub. notes Ser. B, 8 3/4s, 2007                          1,066,050
             60,000  HCC Industries, Inc. company guaranty 10 3/4s, 2007                                            57,900
          1,330,000  Metromedia Fiber Network, Inc. 144A sr. notes 10s, 2008                                     1,429,750
          2,540,000  Wavetek Corp. company guaranty 10 1/8s, 2007                                                2,387,600
                                                                                                            --------------
                                                                                                                 8,055,555

Energy-Related (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            940,000  Applied Power Inc. sr. sub. notes 8 3/4s, 2009                                                963,500
            580,000  CMS Energy Corp. sr. notes 6 3/4s, 2004                                                       569,206
         10,630,000  KN Capital Trust III company guaranty 7.63s, 2028                                          10,328,108
                                                                                                            --------------
                                                                                                                11,860,814

Entertainment (1.5%)
--------------------------------------------------------------------------------------------------------------------------
            490,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                           482,650
          1,400,000  Argosy Gaming Co. company guaranty 13 1/4s, 2004                                            1,585,500
            437,000  Aztar Corp. sr. sub. notes 11s, 2002                                                          446,833
          2,670,000  Cinemark USA, Inc. sr. sub. notes Ser. D, 9 5/8s, 2008 (Mexico)                             2,776,800
            380,000  Cinemark USA, Inc. sr. sub. notes 8 1/2s, 2008 (Mexico)                                       380,000
          1,245,000  Diva Systems Corp. sr. disc. notes, stepped-coupon Ser. B,
                       zero % (12 5/8s, 3/1/03), 2008 (STP)                                                        435,750
          1,380,000  ITT Corp. notes 6 3/4s, 2005                                                                1,295,682
         26,235,000  News America Holdings, Inc. deb. 7 3/4s, 2045                                              27,047,760
            505,000  News America Holdings, Inc. deb. 7.7s, 2025                                                   526,760
            180,000  Premier Parks, Inc. sr. notes Ser. A, 12s, 2003                                               193,050
            860,000  Premier Parks, Inc. sr. notes 9 1/4s, 2006                                                    898,700
          1,110,000  SFX Entertainment, Inc. 144A company guaranty
                       Ser. B, 9 1/8s, 2008                                                                      1,148,850
            800,000  SFX Broadcasting, Inc. 144A sr. sub. notes 9 1/8s, 2008                                       822,000
            470,000  Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005                                             225,600
          1,205,000  Six Flags Corp. sr. sub. notes 12 1/4s, 2005                                                1,337,550
          3,450,000  Time Warner Entertainment Inc. notes 8 7/8s, 2012                                           4,136,205
          1,010,000  Time Warner Entertainment sr. notes 8 3/8s, 2033                                            1,184,498
            685,000  Trump A.C. 1st mtge. 11 1/4s, 2006                                                            601,088
            100,000  United Artists Theatre sr. sub. notes Ser. B, 9 3/4s, 2008                                     85,000
         13,870,000  Walt Disney Co. med. term notes 5.62s, 2008                                                13,244,602
                                                                                                            --------------
                                                                                                                58,854,878

Environmental Control (1.0%)
--------------------------------------------------------------------------------------------------------------------------
          2,390,000  Allied Waste Industries, Inc. company guaranty
                       Ser. B, 7 7/8s, 2009                                                                      2,336,225
         10,805,000  U.S. Filter Corp. bonds 6 1/2s, 2003                                                       10,818,506
         10,610,000  U.S. Filter Corp. bonds 6 3/8s, 2001                                                       10,641,512
          4,250,000  Waste Management, Inc. notes 6 5/8s, 2002                                                   4,327,010
          8,610,000  WMX Technologies, Inc. notes 7.7s, 2002                                                     9,057,031
                                                                                                            --------------
                                                                                                                37,180,284

Food and Beverages (0.3%)
--------------------------------------------------------------------------------------------------------------------------
             65,000  Ameriserve Food Co. company guaranty 10 1/8s, 2007                                             53,300
            240,000  Ameriserve Food Co. company guaranty 8 7/8s, 2006                                             222,600
             70,000  Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                         75,863
            100,000  Aurora Foods, Inc. 144A ser. sub. notes Ser. D, 9 7/8s, 2007                                  108,375
            690,000  Triarc Consumer Products, Inc. 144A sr. sub. notes
                       10 1/4s, 2009                                                                               695,175
         11,875,000  Tricon Global Restaurants, Inc. sr. notes 7.45s, 2005                                      12,128,413
                                                                                                            --------------
                                                                                                                13,283,726

Gaming (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            330,000  Circus Circus Enterprises, Inc. sr. notes 6.45s, 2006                                         307,920
            320,000  Harrahs Entertainment, Inc. company guaranty 7 1/2s, 2009                                     321,280
            350,000  Hollywood Casino Corp. sr. notes 12 3/4s, 2003                                                381,500
          1,020,000  Hollywood Park Inc. sr. sub. notes Ser. B, 9 1/2s, 2007                                     1,053,150
            470,000  Hollywood Park, Inc. 144A sr. sub. notes 9 1/4s, 2007                                         485,275
            140,000  Isle of Capri Black Hawk LLC 144A 1st mtge.
                       Ser. B, 13s, 2004                                                                           155,400
         11,830,000  Mashantucket Pequot Tribe 144A bonds Ser. A,
                       FSA, 6.57s, 2013                                                                         11,529,518
          3,190,000  Mohegan Tribal Gaming, Auth. 144A sr. sub. notes
                       8 3/4s, 2009                                                                              3,301,650
            760,000  Mohegan Tribal Gaming, Auth. 144A sr. notes 8 1/8s, 2006                                      775,200
            570,000  Park Place Entertainment sr. sub. notes 7 7/8s, 2005                                          558,600
            150,000  Players International Inc. sr. notes 10 7/8s, 2005                                            160,875
                                                                                                            --------------
                                                                                                                19,030,368

Health Care (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          1,430,000  Columbia/HCA Healthcare Corp. med. term notes 9s, 2014                                      1,420,562
          3,280,000  Columbia/HCA Healthcare Corp. med. term notes
                       8.7s, 2010                                                                                3,168,677
            260,000  Columbia/HCA Healthcare Corp. deb. 8.36s, 2024                                                246,433
          1,220,000  Columbia/HCA Healthcare Corp. notes 7 1/4s, 2008                                            1,107,040
            290,000  Conmed Corp. company guaranty 9s, 2008                                                        294,350
            750,000  Extendicare Health Services, Inc. company guaranty
                       9.35s, 2007                                                                                 570,000
            480,000  Hudson Respiratory Care, Inc. sr. sub. notes 9 1/8s, 2008                                     390,000
          1,105,000  Integrated Health Services, Inc. sr. sub. notes Ser. A,
                       9 1/2s, 2007                                                                                795,600
          1,850,000  Integrated Health Services, Inc. sr. sub. notes Ser. A,
                       9 1/4s, 2008                                                                              1,258,000
            550,000  Mariner Post-Acute Network, Inc. sr. sub. notes stepped-
                       coupon Ser. B, zero % (10 1/2s, 11/1/02), 2007 (STP)                                        203,500
          1,275,000  Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B,
                       9 1/2s, 2007                                                                                663,000
          1,060,000  MedPartners, Inc. sr. notes 7 3/8s, 2006                                                      890,400
            650,000  MedPartners, Inc. sr. sub. notes 6 7/8s, 2000                                                 598,000
          2,200,000  Multicare Cos., Inc. sr. sub. notes 9s, 2007                                                1,716,000
            250,000  Paracelsus Healthcare sr. sub. notes 10s, 2006                                                185,000
            625,000  Quorum Health Group, Inc. sr. sub. notes 8 3/4s, 2005                                         625,000
            465,000  Sun Healthcare Group, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007                                116,250
            965,000  Sun Healthcare Group, Inc. 144A sr. sub. notes 9 3/8s, 2008                                   212,300
            170,000  Tenet Healthcare Corp. sr. sub. notes 8 5/8s, 2007                                            171,700
          1,925,000  Tenet Healthcare Corp. sr. notes 8s, 2005                                                   1,929,813
            530,000  Triad Hospitals Holdings 144A sr. sub. notes 11s, 2009                                        530,000
                                                                                                            --------------
                                                                                                                17,091,625

Insurance and Finance (15.7%)
--------------------------------------------------------------------------------------------------------------------------
            380,000  Advanta Corp. med. term notes Ser. B, 7s, 2001                                                345,606
          1,240,000  Advanta Corp. med. term notes Ser. D, 6.92s, 2002                                           1,079,953
         18,995,000  AFC Capital Trust company guaranty Ser. B, 8.207s, 2027                                    20,449,257
         12,570,000  AFLAC, Inc. 144A sr. notes 6 1/2s, 2009                                                    12,407,219
          3,100,000  Ahold Finance, Inc. USA company guaranty 6 7/8s, 2029                                       3,140,300
          3,500,000  AMBAC Indemnity Corp. deb. 9 3/8s, 2011                                                     4,302,550
         24,690,000  American General Institute 144A company guaranty
                       8 1/8s, 2046                                                                             27,253,316
          5,575,000  Associates First Capital Corp. sub. deb. 8.15s, 2009                                        6,227,164
         12,070,000  Bombardier Capital Inc. 144A notes 6s, 2002                                                11,995,166
         14,500,000  Capital One Financial Corp. notes 7 1/4s, 2006                                             14,522,330
          8,115,000  Capital One Financial Corp. notes 7 1/4s, 2003                                              8,104,775
          8,095,000  Citicorp sub. notes 6 3/8s, 2008                                                            8,050,801
            500,000  Colonial Capital II 144A company guaranty 8.92s, 2027                                         476,795
         11,305,000  Conseco Inc. med-term notes 6 1/2s, 2002                                                   10,833,921
            110,000  Contifinancial Corp. sr. notes 8 3/8s, 2003                                                    77,275
            230,000  Contifinancial Corp. sr. notes 8 1/8s, 2008                                                   174,800
          1,480,000  Contifinancial Corp. sr. notes 7 1/2s, 2002                                                 1,169,200
          9,465,000  Countrywide Home Loan Corp. company guaranty
                       6.935s, 2007                                                                              9,671,053
          6,850,000  Countrywide Home Loan Corp. company guaranty
                       med term notes 6 1/4s, 2009                                                               6,651,830
            110,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                                   89,650
         13,540,000  Dime Bancorp, Inc. sr. notes 6 3/8s, 2001                                                  13,436,961
          7,300,000  Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                                      7,830,710
         17,035,000  Executive Risk Capital Trust company guaranty Ser. B,
                       8.675s, 2027                                                                             18,127,625
         10,820,000  Finova Capital Corp. notes 6 1/4s, 2002                                                    10,866,959
         14,375,000  Finova Capital Corp. med-term notes 6.11s, 2003                                            14,361,488
          4,270,000  First Financial Caribbean Corp. sr. notes 7.84s, 2006                                       4,298,694
          5,325,000  Florida Windstorm Underwriting Association 144A
                       notes MBIA, 7 1/8s, 2019                                                                  5,447,475
          5,239,000  Ford Motor Credit Corp. sr. notes 6s, 2003                                                  5,248,745
         11,205,000  Ford Motor Credit Corp. sr. notes 5.8s, 2009                                               10,690,018
          1,760,000  Ford Motor Credit Corp. notes 5 1/8s, 2001                                                  1,734,656
         22,120,000  General Motors Acceptance Corp. sr. unsub. 5.85s, 2009                                     21,149,817
          5,050,000  Hartford Life, Inc. deb. 7.65s, 2027                                                        5,464,454
          7,590,000  Household Finance Corp. notes 6 1/2s, 2008                                                  7,550,456
          8,975,000  Household Finance Corp. sr. unsub. 5 7/8s, 2009                                             8,517,096
            245,000  Investors Capital Trust I company guaranty Ser. B, 9.77s, 2027                                235,200
         10,810,000  Lehman Bros Holdings, Inc. notes 6 5/8s, 2004                                              10,839,728
          9,705,000  Lehman Bros Holdings, Inc. med. term notes 6.4s, 1999                                       9,750,905
         21,165,000  Lehman Bros Holdings, Inc. notes 6 1/4s, 2003                                              21,009,861
          9,070,000  Markel Capital Trust I company guaranty Ser. B, 8.71s, 2046                                 8,657,315
            170,000  Nationwide Credit Inc. sr. notes Ser. A, 10 1/4s, 2008                                         91,800
          9,555,000  Newcourt Credit Group, Inc. 144A company guaranty
                       7 1/8s, 2003                                                                              9,901,847
          9,380,000  Newcourt Credit Group, Inc. 144A notes 6 7/8s, 2005                                         9,603,338
            175,000  North Fork Capital Trust I company guaranty 8.7s, 2026                                        183,134
          2,950,000  Orange Cogen Funding 144A company guaranty
                       8.175s, 2022                                                                              3,100,745
          5,000,000  Orion Capital Corp. sr. notes 9 1/8s, 2002                                                  5,379,700
         19,385,000  Paine Webber Group, Inc. sr. notes 6.55s, 2008                                             18,896,304
         17,855,000  Paine Webber Group, Inc. sr. med. term notes 6.52s, 2005                                   17,631,813
         21,310,000  Peoples Bank-Bridgeport sub. notes 7.2s, 2006                                              20,582,903
          2,065,000  Peoples Heritage Capital Trust company guaranty
                       Ser. B, 9.06s, 2027                                                                       2,018,971
          7,600,000  Phoenix Home Life Mutual Insurance Co. 144A notes
                       6.95s, 2006                                                                               7,553,792
             45,000  Pioneer Americas Acquisition 144A sr. notes 9 1/4s, 2007                                       38,250
          8,000,000  Presidential Life Corp. sr. notes 7 7/8s, 2009                                              8,000,000
         10,910,000  Prudential Insurance Co. 144A 6 7/8s, 2003                                                 11,014,954
            800,000  RBF Finance 144A company guaranty 11 3/8s, 2009                                               844,000
          1,870,000  RBF Finance 144A company guaranty 11s, 2006                                                 1,954,150
          9,140,000  Salomon, Inc. sr. notes 7.3s, 2002                                                          9,488,417
          1,610,000  Salomon, Inc. sr. notes 6 3/4s, 2003                                                        1,645,919
          7,480,000  Salton Sea Funding Corp. company guaranty
                       Ser. E, 8.3s, 2011                                                                        7,892,148
          6,500,000  Scotland International Finance 144A sub. notes 8.85s,
                       2006 (Netherlands)                                                                        7,267,455
         15,610,000  Sears Roebuck Acceptance Corp. notes 6 1/2s, 2028                                          14,296,575
          5,000,000  Society Bank & Trust notes 12 1/2s, 1999                                                    5,006,250
          6,160,000  Sprint Capital Corp. company guaranty 6.9s, 2019                                            6,068,339
         12,815,000  Sprint Capital Corp. company guaranty 6 1/8s, 2008                                         12,410,559
          9,400,000  Sprint Capital Corp. company guaranty 5.7s, 2003                                            9,234,748
          8,400,000  St. Paul Bancorp sr. notes 7 1/8s, 2004                                                     8,348,256
          3,745,000  State Street Institution 144A company guaranty 7.94s, 2026                                  3,898,994
         18,421,000  Sun Life Canada Capital Trust 144A 8.526s, 2049                                            19,183,077
         12,490,000  Tig Capital Trust I 144A bonds 8.597s, 2027                                                11,080,878
          7,220,000  Transamerica Capital III bonds 7 5/8s, 2037                                                 7,445,769
         10,575,000  Trenwick Capital Trust I company guaranty 8.82s, 2037                                       9,910,467
          1,875,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                              1,889,344
          8,445,000  Webster Financial Corp. sr. notes 8 3/4s, 2000                                              8,606,891
          1,555,000  Wilmington Trust Corp. sub. notes 6 5/8s, 2008                                              1,536,231
         11,783,000  Zurich Capital Trust I 144A company guaranty 8.376s, 2037                                  12,485,974
                                                                                                            --------------
                                                                                                               606,733,116

Lodging (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            680,000  Epic Resorts LLC company guaranty Ser. B, 13s, 2005                                           632,400
          2,080,000  HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                                  2,007,200
            660,000  Host Marriott Travel Plaza sr. notes Ser. B, 9 1/2s, 2005                                     691,350
            530,000  Starwood Hotels & Resorts notes 6 3/4s, 2003                                                  493,727
                                                                                                            --------------
                                                                                                                 3,824,677

Medical Supplies and Devices (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            350,000  ALARIS Medical Systems, Inc. company guaranty 9 3/4s, 2006                                    354,375
            175,000  Dade International, Inc. sr. sub. notes Ser. B, 11 1/8s, 2006                                 195,125
            905,000  Kinetic Concepts, Inc. company guaranty Ser. B, 9 5/8s, 2007                                  877,850
            920,000  Mediq, Inc. deb. stepped-coupon zero % (13s, 6/1/03) 2009 (STP)                               368,000
                                                                                                            --------------
                                                                                                                 1,795,350

Metals and Mining (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            575,000  Ameristeel Corp. company guaranty Ser. B, 8 3/4s, 2008                                        586,500
            200,000  Anker Coal Group, Inc. sr. notes Ser. B, 9 3/4s, 2007
                       (In default) (NON)                                                                          100,000
            135,000  Armco, Inc. sr. notes 9s, 2007                                                                140,738
            810,000  Continental Global Group sr. notes Ser. B, 11s, 2007                                          745,200
          1,590,000  Lodestar Holdings, Inc. company guaranty 11 1/2s, 2005                                      1,240,200
            285,000  WHX Corp. sr. notes 10 1/2s, 2005                                                             285,000
                                                                                                            --------------
                                                                                                                 3,097,638

Oil and Gas (3.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,000,000  Clark Refining & Marketing Inc. sr. sub. notes 8 7/8s, 2007                                   865,000
         19,665,000  Coastal Corp. bonds 6.95s, 2028                                                            19,079,376
          9,550,000  Conoco, Inc. sr. notes 6.95s, 2029                                                          9,334,743
            680,000  Eagle Geophysical, Inc. company guaranty Ser. B, 10 3/4s, 2008                                408,000
          5,297,000  Enron Corp. notes 6.4s, 2006                                                                5,277,931
          6,796,558  Express Pipeline Ltd. 144A sub. notes Ser. B, 7.39s,
                       2019 (Canada)                                                                             6,127,165
            290,000  Flores & Rucks, Inc. sr. sub. notes 9 3/4s, 2006                                              299,425
            720,000  Gulf Canada Resources, Ltd. sr. notes 8 3/8s, 2005 (Canada)                                   732,600
          4,760,000  K N Energy, Inc. sr. notes 6.45s, 2003                                                      4,808,552
         22,335,000  Louis Dreyfus Natural Gas notes 6 7/8s, 2007                                               20,352,769
         13,525,000  Norsk Hydro ASA notes 6.36s, 2009 (Norway)                                                 13,222,987
            620,000  Ocean Energy, Inc. company guaranty Ser. B, 8 7/8s, 2007                                      632,400
            970,000  Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                                      950,600
         12,500,000  Petro-Canada deb. 9 1/4s, 2021 (Canada)                                                    14,965,250
          1,150,000  Petro Geo-Services notes 7 1/2s, 2007 (Norway)                                              1,193,263
         14,815,000  Petro Geo-Services sr. notes 7 1/8s, 2028 (Norway)                                         14,027,286
             20,000  Pogo Producing Co. sr. sub. notes Ser. B, 8 3/4s, 2007                                         18,600
          1,000,000  Seagull Energy sr. sub notes 8 5/8s, 2005                                                     985,000
             60,000  Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                                   60,300
         10,500,000  Statoil 144A notes 6 1/2s, 2028 (Norway)                                                    9,863,280
            541,000  TransTexas Gas Corp. sr. sub. notes Ser. D, 13 3/4s, 2001
                       (In default) (NON)                                                                           27,050
         19,015,000  Union Oil Company of California company guaranty
                       7 1/2s, 2029                                                                             19,639,072
                                                                                                            --------------
                                                                                                               142,870,649

Packaging and Containers (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            670,000  AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                              696,800
          1,750,000  Owens-Illinois, Inc. sr. notes 8.1s, 2007                                                   1,818,443
          2,010,000  Packaging Corp. 144A sr. sub. notes 9 5/8s, 2009                                            2,070,300
            115,000  Radnor Holdings Inc. sr. notes 10s, 2003                                                      121,325
             40,000  Riverwood International Corp. company guaranty
                       10 7/8s, 2008                                                                                39,600
          2,600,000  Riverwood International Corp. company guaranty
                       10 5/8s, 2007                                                                             2,756,000
            630,000  Riverwood International Corp. company guaranty
                       10 1/4s, 2006                                                                               655,200
                                                                                                            --------------
                                                                                                                 8,157,668

Paper and Forest Products (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             90,000  Boise Cascade Co. med. term notes Ser. A, 7.43s, 2005                                          86,237
          1,750,000  Pacifica Papers, Inc. 144A sr. notes 10s, 2009 (Canada)                                     1,820,000
            370,000  Republic Group, Inc. sr. sub. notes 9 1/2s, 2008                                              379,250
          1,770,000  Tembec Industries, Inc. company guaranty 8 5/8s,
                       2009 (Canada)                                                                             1,831,950
                                                                                                            --------------
                                                                                                                 4,117,437

Pharmaceuticals and Biotechnology (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,625,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                                       1,677,813
          6,035,000  Monsanto Co. 144A deb. 6.6s, 2028                                                           5,750,933
                                                                                                            --------------
                                                                                                                 7,428,746

Photography (--%)
--------------------------------------------------------------------------------------------------------------------------
            190,000  PX Escrow Corp. sr. disc. notes stepped-coupon zero %
                       (9 5/8s, 2/1/02), 2006 (STP)                                                                115,900

Publishing (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,855,000  Affinity Group Holdings sr. notes 11s, 2007                                                 1,855,000
            210,000  American Media Operation, Inc. sr. sub. notes
                       11 5/8s, 2004                                                                               226,800
            470,000  American Media Operation, Inc. 144A sr. sub. notes
                       10 1/4s, 2009                                                                               507,600
          1,510,000  Garden State Newspapers, Inc. sr. sub. notes Ser. B,
                       8 3/4s, 2009                                                                              1,521,325
          1,270,000  Garden State Newspapers 144A sr. sub. notes
                       8 5/8s, 2011                                                                              1,289,050
            180,000  Perry-Judd company guaranty 10 5/8s, 2007                                                     178,650
             50,000  Von Hoffman Press, Inc. 144A sr. sub. notes 10 3/8s, 2007                                      52,000
                                                                                                            --------------
                                                                                                                 5,630,425

Real Estate (2.1%)
--------------------------------------------------------------------------------------------------------------------------
          2,110,000  Avalon Properties, Inc. notes 7 3/8s, 2002 (R)                                              2,167,350
          8,730,000  Avalon Properties, Inc. notes 6 7/8s, 2007 (R)                                              8,614,677
          9,085,000  Avalon Properties, Inc. notes 6 5/8s, 2005 (R)                                              8,968,530
         16,295,000  EOP Operating L.P. notes 6.8s, 2009                                                        15,943,517
          3,955,000  EOP Operating L.P. sr. notes 6 3/4s, 2008                                                   3,864,826
          6,045,000  EOP Operating L.P. notes 6 3/8s, 2002                                                       6,034,965
         20,825,000  Equity Residential Properties notes 6.63s, 2005                                            20,504,087
          3,305,000  OMEGA Healthcare Investors, Inc. notes 6.95s, 2007 (R)                                      2,856,677
          8,460,000  OMEGA Healthcare Investors, Inc. notes 6.95s, 2002 (R)                                      8,243,509
          3,500,000  Tanger Properties Ltd. partnership gtd. notes 8 3/4s, 2001 (R)                              3,497,165
                                                                                                            --------------
                                                                                                                80,695,303

Retail (0.6%)
--------------------------------------------------------------------------------------------------------------------------
          2,470,000  Federated Department Stores, Inc. sr. notes 8 1/2s, 2003                                    2,681,877
          3,265,000  Federated Department Stores, Inc. 144A notes 6.3s, 2009                                     3,194,215
          3,000,000  Fred Meyer, Inc. company guaranty 7.45s, 2008                                               3,144,900
            450,000  Home Interiors & Gifts, Inc. company guaranty 10 1/8s, 2008                                   456,750
            680,000  K mart Corp. notes 8 1/8s, 2006                                                               728,450
          1,320,000  K mart Corp. deb. 7.95s, 2023                                                               1,359,600
            660,000  K mart Corp. med. term notes 7.55s, 2004                                                      642,860
            320,000  Kasper A.S.L. Ltd. sr. notes 12 3/4s, 2004                                                    308,800
          5,000,000  May Department Stores Co. notes 9 1/2s, 2021                                                6,273,100
            250,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                                    263,125
          2,000,000  NBTY Inc. 144A sr. sub. notes 8 5/8s, 2007                                                  1,820,000
          1,000,000  Southland Corp. deb. Ser. A, 4 1/2s, 2004                                                     852,500
            125,000  William Carter Holdings Co. sr. sub. notes Ser. A, 12s, 2008                                  133,438
            410,000  William Carter Holdings Co. sr. sub. notes Ser. A, 10 3/8s, 2006                              439,725
                                                                                                            --------------
                                                                                                                22,299,340

Satellite Services (--%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  Golden Sky Systems company guaranty Ser. B, 12 3/8s, 2006                                      33,750

Specialty Consumer Products (0.7%)
--------------------------------------------------------------------------------------------------------------------------
         11,810,000  Tyco International Ltd. company guaranty 6 3/8s, 2005                                      11,915,463
         16,970,000  Tyco International Ltd. company guaranty 6 1/4s, 2003                                      17,086,923
                                                                                                            --------------
                                                                                                                29,002,386

Steel (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,665,000  AK Steel Corp. sr. notes 9 1/8s, 2006                                                       1,764,900
          1,330,000  California Steel Industries 144A sr. notes 8 1/2s, 2009                                     1,359,925
          3,250,000  National Steel Corp. 144A 1st mtge. 9 7/8s, 2009                                            3,420,625
            100,000  UCAR Global Enterprises sr. sub. notes Ser. B, 12s, 2005                                      105,625
                                                                                                            --------------
                                                                                                                 6,651,075

Telecommunications (2.2%)
--------------------------------------------------------------------------------------------------------------------------
          4,915,000  AirTouch Communications, Inc. notes 6.65s, 2008                                             4,999,636
         14,215,000  AT&T Capital Corp. med. term notes 6.6s, 2005                                              14,423,250
          1,360,000  BTI Telecom Corp. sr. notes 10 1/2s, 2007                                                   1,268,200
            295,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon
                       zero % (13 1/4s, 12/1/99), 2004 (Canada) (STP)                                              303,113
            160,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon
                       zero % (9.27s, 8/15/02), 2007 (Canada) (STP)                                                112,800
          1,540,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon
                       zero % (8.94s, 8/15/03), 2008 (Canada) (STP)                                              1,001,000
            640,000  Call-Net Enterprises, Inc. sr. notes 8s, 2008 (Canada)                                        617,600
            670,000  CapRock Communications Corp. sr. notes Ser. B, 12s, 2008                                      708,525
            270,000  Colt Telecommunications Group PLC sr. disc. notes stepped-coupon zero % (12s, 12/15/01), 2006
                       (United Kingdom) (STP)                                                                      230,850
          2,020,000  Covad Communications Group Inc. 144A sr. notes
                       12 1/2s, 2009                                                                             2,050,300
            560,000  Dial Call Communications, Inc. sr. disc. notes
                       Ser. B, 10 1/4s, 2005                                                                       581,000
          3,055,000  DTI Holdings Inc. sr. disc. notes, stepped-coupon Ser. B,
                       zero % (12 1/2s, 03/01/03), 2008 (STP)                                                    1,191,450
            735,000  E. Spire Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (12 3/4s, 4/1/01), 2006 (STP)                                                        492,450
          2,060,000  Econophone, Inc. 144A notes stepped-coupon zero %
                       (11s, 2/15/03), 2008 (STP)                                                                1,158,750
            210,000  Esprit Telecom Group PLC sr. notes 11 1/2s, 2007
                       (United Kingdom)                                                                            226,275
            270,000  Facilicom International sr. notes Ser. B, 10 1/2s, 2008                                       210,600
          1,215,000  Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                             1,205,888
          1,280,000  Focal Communications Corp. sr. disc. notes, stepped-coupon
                       Ser. B, zero % (12 1/8s, 02/15/03), 2008 (STP)                                              755,200
          4,460,000  Global Crossing Holdings, Ltd. company guaranty 9 5/8s, 2008                                4,961,750
          1,100,000  GST Telecommunications, Inc. company guaranty stepped-
                       coupon zero % (13 7/8s, 12/15/00), 2005 (STP)                                               913,000
          2,250,000  GST Telecommunications, Inc. 144A sr. disc. notes stepped-
                       coupon zero % (10 1/2s, 5/1/03), 2008 (STP)                                               1,395,000
          3,650,000  Hyperion Telecommunications Corp., Inc. sr. disc. notes
                       stepped-coupon Ser. B, zero % (13s, 4/15/01), 2003 (STP)                                  3,056,875
          1,020,000  Hyperion Telecommunications Corp., Inc. sr. notes
                       Ser. B, 12 1/4s, 2004                                                                     1,106,700
          4,160,000  ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                       (9 7/8s, 5/1/03), 2008 (STP)                                                              2,579,200
          3,010,000  Intermedia Communications, Inc. sr. disc. notes stepped-
                       coupon Ser. B, zero % (11 1/4s, 7/15/02), 2007 (STP)                                      2,272,550
          1,460,000  Intermedia Communications, Inc. sr. notes Ser. B, 8.6s, 2008                                1,452,700
          1,000,000  Intermedia Communications, Inc. sr. notes Ser. B, 8 1/2s, 2008                                990,000
          5,475,000  International Cabletel, Inc. sr. notes stepped-coupon Ser. B,
                       zero % (11 1/2s, 2/01/01), 2006 (STP)                                                     4,776,938
            600,000  IXC Communications, Inc. sr. sub. notes 9s, 2008                                              603,000
            840,000  KMC Telecom Holdings, Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/2s, 2/15/03), 2008 (STP)                                                       474,600
          1,335,000  Knology Holdings, Inc. sr. disc. notes stepped-coupon zero %
                       (11 7/8s, 10/15/02), 2007 (STP)                                                             827,700
             75,000  L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                                  82,688
            510,000  L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                          533,588
            970,000  Logix Communications Enterprises sr. notes 12 1/4s, 2008                                      950,600
            310,000  Long Distance International, Inc. sr. notes 12 1/4s, 2008                                     217,000
            315,000  McCaw International Ltd sr. disc. notes stepped-coupon
                       zero % (13s, 4/15/02), 2007 (STP)                                                           211,050
          1,780,000  McLeodUSA, Inc. 144A sr. notes 8 1/8s, 2009                                                 1,762,200
          1,160,000  MetroNet Communications Corp. sr. disc. notes
                       stepped-coupon zero % (10 3/4s, 11/1/02), 2007
                       (Canada) (STP)                                                                              948,300
          1,120,000  MetroNet Communications Corp. sr. disc. stepped-coupon
                       notes zero % (9.95s, 6/15/03), 2008 (Canada) (STP)                                          868,000
          1,770,000  MetroNet Communications Corp. 144A sr. notes 10 5/8s,
                       2008 (Canada)                                                                             2,075,325
            960,000  Microcell Telecommunications sr. disc. notes stepped-coupon
                       Ser. B, zero % (14s, 12/1/01), 2006 (Canada) (STP)                                          806,400
            440,000  NEXTEL Communications, Inc. 144A sr. notes 12s, 2008                                          517,000
            910,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (10.65s, 9/15/02), 2007 (STP)                                                        709,800
          1,320,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (9.95s, 2/15/03), 2008 (STP)                                                         990,000
          1,050,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (9 3/4s, 10/31/02), 2007 (STP)                                                       808,500
          1,350,000  NEXTEL Communications, Inc. sr. disc. notes 9 3/4s, 2004                                    1,404,000
          1,170,000  NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                       1,234,350
            720,000  Pathnet, Inc. sr. notes 12 1/4s, 2008                                                         403,200
          1,900,000  Price Communications Wireless, Inc. 144A sr. notes
                       9 1/8s, 2006                                                                              1,999,750
          1,000,000  Primus Telecommunications Group, Inc. sr. notes
                       11 3/4s, 2004                                                                             1,050,000
            400,000  Primus Telecommunications Group, Inc. sr. notes Ser. B,
                       9 7/8s, 2008                                                                                394,000
          2,295,000  Qwest Communications International, Inc. sr. disc. notes
                       stepped-coupon zero % (9.47s, 10/15/02), 2007 (STP)                                       1,871,068
            750,000  Qwest Communications International, Inc. sr. disc. notes
                       stepped-coupon zero % (8.29s, 2/1/03), 2008 (STP)                                           579,465
            250,000  RCN Corp. sr. disc. notes stepped-coupon zero %
                       (11 1/8s, 10/15/02), 2007 (STP)                                                             173,125
            275,000  RSL Communications, Ltd. company guaranty 9 1/8s, 2008                                        268,125
            410,000  Sprint Spectrum L.P. sr. notes 11s, 2006                                                      470,381
            820,000  Startec Global Communications Corp. sr. notes 12s, 2008                                       742,100
          1,310,000  Telecommunications Techniques, Inc. company guaranty
                       9 3/4s, 2008                                                                              1,323,100
            390,000  Telehub Communications Corp. company guaranty
                       stepped-coupon zero % (13 7/8s, 7/31/02), 2005 (STP)                                        269,100
          1,920,000  Time Warner Telecom Inc. sr. notes 9 3/4s, 2008                                             2,073,600
            890,000  United International Holdings sr. disc. notes stepped-coupon
                       Ser. B, zero % (10 3/4s, 2/15/03), 2008 (STP)                                               609,650
            440,000  Versatel Telecom B.V. sr. notes 13 1/4s, 2008 (Netherlands)                                   475,200
            875,000  WinStar Communications, Inc. sr. sub. notes stepped-coupon
                       zero % (15s, 3/1/02), 2007 (STP)                                                            918,750
                                                                                                            --------------
                                                                                                                84,686,315

Telephone Services (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            240,000  OnePoint Communications Corp. 144A sr. notes 14 1/2s, 2008                                    122,400
          5,060,000  U S West, Inc. notes 5 5/8s, 2008                                                           4,817,980
                                                                                                            --------------
                                                                                                                 4,940,380

Textiles (--%)
--------------------------------------------------------------------------------------------------------------------------
            515,000  Day International Group, Inc. company guaranty
                       9 1/2s, 2008                                                                                494,400
            935,000  Galey & Lord, Inc. company guaranty 9 1/8s, 2008                                              719,950
            110,000  Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                         112,200
            490,000  Polymer Group, Inc. company guaranty Ser. B, 8 3/4s, 2008                                     494,900
                                                                                                            --------------
                                                                                                                 1,821,450

Transportation (2.5%)
--------------------------------------------------------------------------------------------------------------------------
         14,560,000  Atlas Air, Inc. pass through certificates Ser. 991A, 7.2s, 2019                            14,610,960
          4,720,000  Burlington Northern Santa Fe notes 6 3/8s, 2005                                             4,752,993
            360,000  Calair LLC company guaranty 8 1/8s, 2008                                                      342,792
            630,000  Canadian Airlines Corp. sr. sec. notes 10s, 2005 (Canada)                                     456,750
          2,640,000  Continental Airlines, Inc. sr. notes 9 1/2s, 2001                                           2,758,800
          3,061,381  Continental Airlines, Inc. pass-through certificates
                       Ser. 97CI, 7.42s, 2007                                                                    3,081,770
          2,055,586  Continental Airlines, Inc. pass-through certificates
                       Ser. 974C, 6.8s, 2009                                                                     2,017,927
         12,511,558  Continental Airlines, Inc. pass-through certificates
                       Ser. 981C, 6.541s, 2008                                                                  12,499,297
         18,435,000  CSX Corp. deb. 7.95s, 2027                                                                 20,057,280
            600,000  Eletson Holdings, Inc. 1st pfd. mtge. notes 9 1/4s,
                       2003 (Greece)                                                                               573,000
            180,000  Hermes Europe Railtel 144A sr. notes 11 1/2s,
                       2007 (Netherlands)                                                                          197,100
            240,000  International Shipholding Corp. sr. notes 9s, 2003                                            243,300
          2,830,000  International Shipholding Corp. sr. notes 7 3/4s, 2007                                      2,716,800
            315,000  Johnstown America Industries, Inc. company guaranty
                       Ser. C, 11 3/4s, 2005                                                                       341,775
            540,000  Kitty Hawk, Inc. company guaranty 9.95s, 2004                                                 546,750
            240,000  MC Shipping, Inc. sr. notes Ser. B, 11 1/4s, 2008                                             160,800
            165,000  MCII Holdings sec. notes, stepped-coupon zero %
                       (15s,11/15/99), 2002 (STP)                                                                  148,500
          9,715,000  Northwest Airlines Corp. pass thru certificate
                       Ser. 1999-1A, 6.81s, 2020                                                                 9,599,003
          1,500,000  Pegasus Shipping 144A 11 7/8s, 2004                                                         1,050,000
            250,000  Trans World Airlines, Inc. sr. notes 12s, 2002                                                237,500
         16,020,000  United Air Lines Corp. deb. 9 3/4s, 2021                                                   19,140,536
                                                                                                            --------------
                                                                                                                95,533,633

Utilities (2.0%)
--------------------------------------------------------------------------------------------------------------------------
          7,275,000  Arizona Public Service Co. sr. notes 6 3/4s, 2006                                           7,498,052
            325,000  Calpine Corp. sr. notes 10 1/2s, 2006                                                         357,500
            700,000  Calpine Corp. sr. notes 8 3/4s, 2007                                                          711,998
          1,500,000  Calpine Corp. sr. notes 7 7/8s, 2008                                                        1,515,000
          1,530,000  Cleveland Electric Illuminating Co. 1st mtge 6.86s, 2008                                    1,538,262
          2,605,000  Connecticut Light & Power Co. 1st mtge. Ser. A, 7 7/8s, 2001                                2,683,567
          2,625,000  Edison Mission Energy 144A company guaranty 7.33s, 2008                                     2,684,876
            140,000  El Paso Electric Co. 1st mtge. Ser. D, 8.9s, 2006                                             156,139
          7,870,000  GTE Corp. deb. 6.46s, 2008                                                                  7,960,584
            550,000  Midland Funding Corp. II deb. Ser. A, 11 3/4s, 2005                                           622,798
          1,942,587  Midland Funding Corp. I deb. Ser. C-94, 10.33s, 2002                                        2,058,521
            500,000  Niagara Mohawk Power Corp. med. term notes 9.95s, 2000                                        517,520
            460,000  Niagara Mohawk Power Corp. sr. notes Ser. G, 7 3/4s, 2008                                     490,171
            920,000  Niagara Mohawk Power Corp. sr. notes Ser. F, 7 5/8s, 2005                                     948,069
            339,927  Northeast Utilities System notes Ser. A, 8.58s, 2006                                          343,952
          3,062,950  Northeast Utilities System notes Ser. B, 8.38s, 2005                                        3,087,668
          7,452,000  Public Service Co. of New Mexico deb. 10 1/4s, 2012                                         8,580,084
            720,000  Public Service Co. of New Mexico sr. notes
                       Ser. B, 7 1/2s, 2018                                                                        724,990
            820,000  Public Service Co. of New Mexico sr. notes
                       Ser. A, 7.1s, 2005                                                                          821,763
          8,120,000  Texas New-Mexico Power Utilities 1st mtge. 9 1/4s, 2000                                     8,471,596
         11,800,000  Texas Utilities Co. secd. lease fac. bonds 7.46s, 2015                                     12,492,896
         12,500,000  Texas Utilities Electric Capital Trust V company guaranty
                       8.175s, 2037                                                                             12,783,375
          1,180,000  York Power Funding 144A notes 12s, 2007 (Cayman Islands)                                    1,185,900
                                                                                                            --------------
                                                                                                                78,235,281

Wireless Communications (--%)
--------------------------------------------------------------------------------------------------------------------------
            850,000  Telecorp PCS Inc. 144A sr. disc. notes stepped-coupon
                       zero % (11 5/8s, 4/15/04), 2009 (STP)                                                       478,125
                                                                                                            --------------
                     Total Corporate Bonds and Notes (cost $1,881,245,856)                                  $1,859,639,265

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (36.3%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

U.S. Government Agency Mortgage Obligations (21.4%)
--------------------------------------------------------------------------------------------------------------------------
                     Federal Home Loan Mortgage Corp.
     $    4,777,390    7s, July 1, 2012                                                                     $    4,881,871
         33,236,237    5 1/2s, with due dates from December 1, 2010
                       to August 1, 2011                                                                        32,306,789
         35,000,000    5s, January 15, 2004                                                                     34,048,350
                     Federal National Mortgage Association Pass-Through
                       Certificates
            230,892    11s, with due dates from August 1, 2013
                       to October 1, 2015                                                                          257,299
         30,016,925    8s, with due dates from December 1, 2008
                       to March 1, 2029                                                                         31,244,535
         18,373,168    7s, Dwarf, with due dates from May 1, 2007
                       to September 1, 2013                                                                     18,769,292
        108,599,309    6 1/2s, with due dates from May 1, 2024
                       to March 25, 2029                                                                       107,685,658
          4,176,077    6 1/2s, Dwarf, with due dates from September 1, 2010
                       to August 1, 2013                                                                         4,209,986
            211,000    6s, April 1, 2029                                                                           204,472
         83,362,231    6s, Dwarf, with due dates from February 1, 2012
                       to December 1, 2013                                                                      82,580,290
         14,710,000    5 1/8s, December 12, 2005                                                                14,379,025
          7,610,000  Government National Mortgage Association 6 1/2s,
                       TBA, May 15, 2029                                                                         7,560,002
                     Government National Mortgage Association Pass-Through
                       Certificates
            230,374    11s, with due dates from January 15, 2010
                       to October 15, 2013                                                                         248,481
         19,193,175    9 1/2s, November 15, 2028                                                                20,938,554
         15,891,823    9s, with due dates from October 15, 2004
                       to December 15, 2021                                                                     17,135,355
        158,076,460    8s, with due dates from November 15, 2016
                       to February 1, 2029                                                                     164,713,212
        109,337,692    7s, with due dates from December 15, 2022
                       to February 15, 2029                                                                    111,160,306
        178,898,837    6 1/2s, with due dates from June 15, 2023
                       to March 15, 2029                                                                       177,870,462
                                                                                                            --------------
                                                                                                               830,193,939

U.S. Treasury Obligations (14.9%)
--------------------------------------------------------------------------------------------------------------------------
                     U.S. Treasury Bonds
          7,102,000    10 3/4s, August 15, 2005 (SEG)                                                            9,096,100
         64,410,000    5 1/2s, August 15, 2028                                                                  61,380,798
         46,365,000    5 1/4s, February 15, 2029                                                                43,525,144
         50,050,000    5 1/4s, November 15, 2028                                                                46,311,766
         37,905,000    5 1/4s, August 15, 2003                                                                  37,887,185
                     U.S. Treasury Notes
         14,530,000    5 7/8s, February 15, 2004                                                                14,913,737
         15,420,000    5 5/8s, May 15, 2008                                                                     15,651,300
          8,435,000    5s, February 28, 2001                                                                     8,423,107
         45,650,000    4 7/8s, March 31, 2001                                                                   45,478,813
         47,975,000    4 3/4s, November 15, 2008                                                                45,823,321
        115,945,000    4 3/4s, February 15, 2004                                                               113,662,041
         52,935,000    4 5/8s, December 31, 2000                                                                52,554,397
         60,125,000    4 1/4s, November 15, 2003                                                                57,748,259
         87,160,000  U.S. Treasury Interest Strip, zero %, August 15, 2020                                      24,130,246
                                                                                                            --------------
                                                                                                               576,586,214
                                                                                                            --------------
                     Total U.S. Government and Agency Obligations
                       (cost $1,420,005,437)                                                                $1,406,780,153

COLLATERALIZED MORTGAGE OBLIGATIONS (7.7%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
GBP      13,350,000  Blackstone Hotel Acquisition Co. sr. mtge. loan FRN
                       3.3449s, 2003                                                                        $   21,399,599
                     Commercial Mortgage Acceptance Corp.
     $   22,525,000    Ser. 97-ML1, Class A3, 6.57s, 2007                                                       22,764,328
          2,380,000    Ser. 97-ML1, Class D, 7.11s, 2030                                                         2,347,647
         13,310,000    Ser. 98-C2, Class A2, 6.03s, 2008                                                        13,062,517
          8,905,000  Countrywide Home Loans Ser. 1998-A12, Class A14,
                       8s, 2028                                                                                  9,330,770
                     Criimi Mae Commercial Mortgage Trust
         34,500,000    Ser. 98-C1, Class A2, 7s, 2011                                                           31,502,813
         13,675,000    Ser. 98-C1, Class B, 7s, 2011                                                            11,128,031
         23,576,333    Ser. 279, Class 2, 9s, 2026                                                               5,319,410
         25,102,208    Ser. 281, Class 2, Interest Only (IO), 9s, 2026                                           5,663,686
         35,621,652    Ser. 299, Class 2, IO, 6 1/2s, 2028                                                      10,129,907
          5,477,337    Ser. 176, Principle Only (PO), 7s, 2026                                                   4,238,945
         18,950,356    Ser. 177, PO, 7s, 2026                                                                   14,665,799
         17,962,819    Ser. 188, IO, 7 1/2s, 2027                                                                3,870,426
         10,172,018    Ser. 192, IO, 6 1/2s, 2028                                                                2,836,012
          7,047,202    Ser. 199, IO, 6 1/2s, 2028                                                                2,052,498
                     First Union-Lehman Brothers Commercial Mortgage Co.
          2,505,000    Ser. 97-C2, Class A3, 6.65s, 2008                                                         2,538,857
          2,800,000    Ser. 97-C2, Class D, 7.12s, 2012                                                          2,679,250
         81,552,566    Ser. 97-C2, IO, 1.092s, 2027                                                              6,399,965
          7,870,000  GE Capital Mortgage Services, Inc. Ser. 1998-11,
                       Class 2a4, 6 3/4s, 2028                                                                   7,826,164
                     GMAC Commercial Mortgage Securities Inc.
         16,710,000    6.135s, 2033                                                                             16,381,022
         12,972,000    Ser. 98-C1, Class E, 7.153s, 2011                                                        12,640,606
         20,428,665    Ser. 98-C2, Class A2, 6.42s, 2008                                                        20,423,079
          5,945,000  GS Mortgage Securities Corp. II Ser. 98-GLII, Class D,
                       7.191s, 2031                                                                              5,686,764
          4,809,819  Headlands Mortgage Securities, Inc. Ser. 1998-1, Class X2,
                       IO, 6 1/2s, 2028                                                                            805,645
                     Housing Securities Inc.
          1,538,728    Ser. 91-B, Class B6, 9s, 2006                                                             1,535,843
          2,316,041    Ser. 93-F, Class F9M2, 7s, 2023                                                           2,298,670
              1,769    Ser. 93-J, Class J5, 6.66s, 2009                                                              1,507
            427,892    Ser. 94-1, Class AB1, 6 1/2s, 2009                                                          381,358
                     Merrill Lynch Mortgage Investors, Inc.
          5,989,000    Ser. 98-C2, Class D, 7.116s, 2030                                                         5,818,688
         23,615,595    Ser. 98-C2, IO, 1.587s, 2030                                                              1,799,508
         76,747,052    Ser. 96-C2, IO, 1.559s, 2028                                                              5,735,043
          5,935,000  Morgan Stanley Capital I Ser. 96-WF1, Class A2,
                       7.218s, 2006                                                                              6,148,289
         42,502,832  Mortgage Capital Funding, Inc. Ser. 1997-MC2,
                       Class X, 1.368s, 2012                                                                     3,152,847
          1,884,704  Prudential Home Mortgage Securities Ser. 92-25,
                       Class B3, 8s, 2022                                                                        1,905,907
                     Prudential Home Mortgage Securities 144A
          3,293,191    Ser. 93-31, Class B2, 6s, 2000                                                            3,194,395
            589,751    Ser. 94-31, Class B3, 8s, 2009                                                              588,645
            375,805    Ser. 94-31, Class B4, 8s, 2009                                                              370,462
          7,580,000  Residential Funding Mortgage Sec. I Ser. 98-S13,
                       Class A21, 6 3/4s, 2028                                                                   7,440,452
          4,930,344  Sears Mortgage Securities Ser.1993-7, Class T7, 7s, 2007                                    4,991,036
          5,610,131  Structured Asset Security Corp. 144A
                       Ser. 98-F818, 8.712s, 2027                                                                5,987,938
         10,340,793  Structured Asset Security Corp. Ser. 98-Rf2, A 8.58s, 2028                                 10,991,940
                                                                                                            --------------
                     Total Collateralized Mortgage Obligations
                       (cost $303,142,568)                                                                  $  298,036,268

ASSET-BACKED SECURITIES (0.9%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    9,672,995  First Plus Ser. 98-A, Class A, 8 1/2s, 2023                                            $    9,589,868
         13,359,698  Green Tree Recreational Equipment & Cons. Ser. 97-B,
                       Class A1, 6.55s, 2028                                                                    13,482,335
          9,562,481  Green Tree Recreational Equipment & Cons. Ser. 98-A,
                       Class A1C, 6.18s, 2019                                                                    9,583,772
         65,355,000  Lehman Manufactured Housing Ser. 98-1, Class 1 IO,
                       0.82s, 2028                                                                               2,484,001
                                                                                                            --------------
                     Total Asset-Backed Securities (cost $35,944,984)                                       $   35,139,976

PREFERRED STOCKS (0.8%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
              7,986  AmeriKing, Inc. $3.25 pfd. (PIK)                                                       $      203,643
                776  Capstar Broadcasting, Inc. 144A $12.00 pfd. (PIK)                                              95,448
              1,114  Capstar Communications, Inc. Ser. E, $12.625 cum. pfd. (PIK)                                  138,136
             10,880  Centaur Funding Corp 144A 9.08% pfd. (Cayman Islands)                                      11,859,418
             24,956  CGA Group Ltd. 144A Ser. A, $13.75 pfd. (PIK)                                                 673,812
              2,855  Chevy Chase Capital Corp. Ser. A, $5.188 pfd.                                                 153,456
              3,096  CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                            363,780
                850  Fresenius Medical Capital Trust I Ser. D, 9.00% company
                       guaranty, pfd. (Germany)                                                                    886,125
              1,700  Fresenius Medical Capital Trust II 7.875% company
                       guaranty, pfd. (Germany)                                                                  1,683,000
              9,730  Nextlink Communications, Inc. 144A $7.00 cum. pfd. (PIK)                                      535,150
                176  Paxson Communications Corp. 13.25% cum. pfd. (PIK)                                          1,487,200
            151,862  TCR Holding Corp. Class E, zero % pfd.                                                          9,567
             12,580  Webster Financial 7.375% pfd.                                                              12,186,875
                                                                                                            --------------
                     Total Preferred Stocks (cost $29,652,273)                                              $   30,275,610

FOREIGN GOVERNMENT BONDS AND NOTES (0.6%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    2,405,000  Ontario (Province of) sr. unsub. 5 1/2s, 2008 (Canada)                                 $    2,311,325
         22,670,000  Quebec (Province of) sr. unsub. 5 3/4s, 2009 (Canada)                                      21,888,339
                                                                                                            --------------
                     Total Foreign Government Bonds and Notes
                       (cost $24,952,691)                                                                   $   24,199,664

CONVERTIBLE BONDS AND NOTES (0.1%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    1,000,000  Corporate Express, Inc. cv. notes 4 1/2s, 2000                                         $      892,500
            255,000  Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                                144,713
            780,000  HEALTHSOUTH Corp. cv. sub. deb. 3 1/4s, 2003                                                  653,250
            105,000  Integrated Device Technology, Inc. cv. sub. notes 5 1/2s, 2002                                 75,731
          1,500,000  LAM Research Corp. 144A cv. sub. notes 5s, 2002                                             1,286,250
          1,000,000  Micron Technology, Inc cv. 6 1/2s, 2005                                                       795,000
                                                                                                            --------------
                     Total Convertible Bonds and Notes (cost $3,785,136)                                    $    3,847,444

WARRANTS (--%) (a) (NON)                                                                        EXPIRATION
NUMBER OF WARRANTS                                                                              DATE                 VALUE
--------------------------------------------------------------------------------------------------------------------------
             24,000  CGA Group Ltd. 144A                                                        2/11/07     $          240
              1,285  Club Regina, Inc. 144A                                                     12/1/04              1,285
                270  Colt Telecommunications Group PLC                                          12/31/06           128,250
              3,735  Diva Systems Corp.                                                         3/1/08              48,555
             15,275  DTI Holdings Inc.                                                          3/1/08                 153
                 10  E. Spire Communications, Inc.                                              11/1/05                150
                680  Epic Resorts                                                               6/15/05                  7
                260  Esat Holdings, Inc. (Ireland)                                              2/1/07              19,240
                400  Intermedia Communications                                                  6/1/00              42,800
                840  KMC Telecom Holdings, Inc.                                                 4/15/08              2,520
                645  Knology Holdings, Inc. 144A                                                10/15/07             1,290
                310  Long Distance International, Inc. 144A                                     4/13/08                620
                315  McCaw International Ltd.                                                   4/15/07              1,339
                920  Mediq Inc. 144A                                                            6/1/09                   9
                240  Onepoint Communications, Inc.                                              6/1/08                 240
                720  Pathnet, Inc. 144A                                                         4/15/08              7,200
              7,120  Rhythms Netcon 144A                                                        5/15/08          1,598,796
                820  STARTEC Global Communications Corp.                                        5/15/08                820
                390  Telehub Communications Corp.                                               7/31/05             19,500
                835  UIH Australia/Pacific, Inc. 144A                                           5/15/06                835
                440  Versatel Telecom B.V. 144A (Netherlands)                                   5/15/08             30,800
                                                                                                            --------------
                     Total Warrants (cost $380,864)                                                         $    1,904,649

CONVERTIBLE PREFERRED STOCKS (--%)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
              5,000  Adelphia Communications Corp. Ser. D, 5.50% cv. pfd.                                   $    1,017,500
              5,500  Chancellor Media Corp. $3.00 cv. cum. pfd.                                                    606,375
              2,695  Chesapeake Energy Corp. $3.50 cum. cv. pfd.                                                    61,312
                                                                                                            --------------
                     Total Convertible Preferred Stocks (cost $1,727,257)                                   $    1,685,187

COMMON STOCKS (--%)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
                150  AmeriKing, Inc. (NON)                                                                  $        5,850
              3,544  Fitzgerald Gaming Corp. (NON)                                                                     886
              1,213  Hedstrom Holdings, Inc. 144A (NON)                                                              1,213
                 73  Mothers Work, Inc. (NON)                                                                          789
             44,051  PSF Holdings LLC Class A (NON)                                                                550,637
                                                                                                            --------------
                     Total Common Stocks (cost $1,537,463)                                                  $      559,375

SHORT-TERM INVESTMENTS (4.7%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $   25,000,000  Associates First Capital, effective yield of 4.94%, May 3, 1999                        $   24,989,708
         50,000,000  Delaware Funding Corp., effective yield of 4.85%,
                       May 20, 1999                                                                             49,865,278
         30,000,000  Federal Home Loan Mortgage Corp., effective yield
                       of 4.78%, May 14, 1999                                                                   29,948,217
         25,000,000  Merrill Lynch & Co. Inc., effective yield 4.79%, July 14, 1999                             24,740,542
         25,000,000  USAA Capital Corp., effective yield 4.81%, May 7, 1999                                     24,979,958
         28,322,000  Interest in $600,000,000 joint repurchase agreement dated April 30, 1999 with Salomon, Smith Barney Inc.
                       due May 3, 1999 with respect to various U.S. Treasury
                       obligations -- maturity value of $28,333,494 for an
                       effective yield of 4.87%                                                                 28,322,000
                                                                                                            --------------
                     Total Short-Term Investments (cost $182,859,008)                                       $  182,845,703
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $3,885,233,537) (b)                                            $3,844,913,294
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $3,876,155,934.

  (b) The aggregate identified cost on a tax basis is $3,886,751,162, resulting in gross unrealized appreciation and depreciation of $37,277,622 and $79,115,490, respectively, or net unrealized depreciation of $41,837,868.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at April 30, 1999.

  (R) Real Estate Investment Trust.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of
      1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      TBA after the name of a security represents to be announced securities (Note 1).

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on Floating Rate Notes (FRN) are the current interest rates shown at April 30, 1999, which are subject to change based on the terms of the security.


-------------------------------------------------------------------------------
Forward Currency Contracts to Buy at April 30, 1999 (Unaudited)
                           Market    Aggregate Face      Delivery   Unrealized
                           Value         Value             Date    Depreciation
-------------------------------------------------------------------------------
Euro                   $106,677,582  $110,058,474        6/16/99   $(3,380,892)
-------------------------------------------------------------------------------
Forward Currency Contracts to Sell at April 30, 1999 (Unaudited)
(aggregate face value $126,538,101)
                           Market    Aggregate Face      Delivery   Unrealized
                           Value         Value             Date    Appreciation
-------------------------------------------------------------------------------
Euro                   $102,704,081  $106,154,857        6/16/99    $3,450,776
British Pounds           20,360,569    20,383,244        6/16/99        22,675
-------------------------------------------------------------------------------
                                                                    $3,473,451
-------------------------------------------------------------------------------
Futures Contracts Outstanding at April 30, 1999 (Unaudited)
                                      Aggregate Face    Expiration  Unrealized
                        Total Value       Value            Date    Depreciation
-------------------------------------------------------------------------------
US Treasury Bonds
20 Yr (long)            $18,869,438   $19,046,954         Jun-99     $(177,516)
-------------------------------------------------------------------------------
TBA Sale Commitments at April 30, 1999 (Unaudited)
(Proceeds receivable $11,810,265)
                                       Principal        Settlement         Market
Agency                                   Amount            Date         Value
-------------------------------------------------------------------------------
FNMA 6s, May 2029                      $  211,000        5/17/99   $   204,472
GNMA 7s, May 2029                      11,374,000        5/24/99    11,540,970
-------------------------------------------------------------------------------
                                                                   $11,745,442
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
April 30, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $3,885,233,537) (Note 1)    $3,844,913,294
-----------------------------------------------------------------------------------------------
Cash                                                                                  1,473,159
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                            53,324,055
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               10,108,191
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       58,638,954
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                        3,473,451
-----------------------------------------------------------------------------------------------
Total assets                                                                      3,971,931,104

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     55,725,331
-----------------------------------------------------------------------------------------------
Payable for variation margin                                                            318,906
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           17,618,270
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          4,627,556
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              657,405
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                             5,835
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              4,942
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                1,426,931
-----------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                           3,380,892
-----------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $11,810,265)                    11,745,442
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  263,660
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    95,775,170
-----------------------------------------------------------------------------------------------
Net assets                                                                       $3,876,155,934

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $3,992,624,730
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                            (7,385,220)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                              (68,740,115)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                        (40,343,461)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding        $3,876,155,934

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,361,532,004 divided by 201,392,297 shares)                                            $6.76
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $6.76)*                                    $7.10
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($505,391,036 divided by 75,132,018 shares)**                                             $6.73
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($1,756,464,217 divided by 261,125,972 shares)                                            $6.73
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $6.73)*                                    $6.96
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($252,768,677 divided by 37,317,561 shares)                                               $6.77
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended April 30, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Interest                                                                           $122,598,317
-----------------------------------------------------------------------------------------------
Dividends                                                                               878,888
-----------------------------------------------------------------------------------------------
Total investment income                                                             123,477,205

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      9,050,084
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        3,895,578
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         1,982
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          9,769
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 1,756,271
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 2,507,608
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                 3,714,582
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  46,376
-----------------------------------------------------------------------------------------------
Registration fees                                                                       201,545
-----------------------------------------------------------------------------------------------
Auditing                                                                                  1,199
-----------------------------------------------------------------------------------------------
Legal                                                                                    22,790
-----------------------------------------------------------------------------------------------
Postage                                                                                 144,893
-----------------------------------------------------------------------------------------------
Other                                                                                    98,446
-----------------------------------------------------------------------------------------------
Total expenses                                                                       21,451,123
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (511,034)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         20,940,089
-----------------------------------------------------------------------------------------------
Net investment income                                                               102,537,116
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                    (44,267,673)
-----------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                       1,091,408
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                          (1,423,794)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                  2,761,057
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures and
TBA sale commitments, during the period                                              (8,792,335)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                             (50,631,337)
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $ 51,905,779
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                       April 30      October 31
                                                                                          1999*            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                              $102,537,116    $209,780,589
---------------------------------------------------------------------------------------------------------------
Net realized loss on investments and
foreign currency transactions                                                       (44,600,059)    (48,229,291)
---------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments
and assets and liabilities in foreign currencies                                     (6,031,278)    (81,157,171)
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 51,905,779      80,394,127
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                         (44,629,595)    (79,385,042)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                         (14,083,703)    (22,749,198)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                         (45,866,093)    (64,035,315)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                          (8,194,732)    (13,178,073)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                                  --      (6,772,757)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --      (2,151,676)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --      (3,964,090)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                                  --        (896,482)
---------------------------------------------------------------------------------------------------------------
  From return of capital
    Class A                                                                                  --      (5,156,795)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --      (1,477,771)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --      (4,159,687)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                                  --        (856,038)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                   580,713,316   1,241,196,260
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                        519,844,972   1,116,807,463

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               3,356,310,962   2,239,503,499
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess
of net investment income and undistributed
net investment income of $7,385,220 and
$2,851,787, respectively)                                                        $3,876,155,934  $3,356,310,962
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                  Six months
                                    ended
Per-share                          April 30
operating performance            (Unaudited)                                  Year ended October 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $6.87            $7.14            $7.02            $7.07            $6.53            $7.36
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .20(c)           .48(c)           .45              .45              .47              .54
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.09)            (.28)             .15             (.04)             .55             (.84)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .11              .20              .60              .41             1.02             (.30)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.22)            (.40)            (.44)            (.46)            (.48)            (.41)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --             (.04)            (.04)              --               --             (.04)
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                --             (.03)              --               --               --             (.08)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.22)            (.47)            (.48)            (.46)            (.48)            (.53)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $6.76            $6.87            $7.14            $7.02            $7.07            $6.53
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)              1.55*            2.78             8.88             6.08            16.23            (4.16)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $1,361,532       $1,426,583       $1,296,600       $1,037,718         $928,995         $781,784
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .49*            1.02             1.17             1.17             1.05              .83
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.90*            6.69             6.39             6.50             6.91             7.10
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)            116.60*          257.12           265.71           213.46           169.29           128.82
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) The ratio of expenses to average net assets for the year ended October 31, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                        April 30
operating performance           (Unaudited)                                   Year ended October 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $6.83            $7.11            $6.99            $7.04            $6.50            $7.34
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .17(c)           .42(c)           .39              .40              .42              .48
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.08)            (.28)             .16             (.04)             .55             (.83)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .09              .14              .55              .36              .97             (.35)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.19)            (.36)            (.39)            (.41)            (.43)            (.38)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --             (.04)            (.04)              --               --             (.04)
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                --             (.02)              --               --               --             (.07)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.19)            (.42)            (.43)            (.41)            (.43)            (.49)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $6.73            $6.83            $7.11            $6.99            $7.04            $6.50
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)              1.32*            1.92             8.15             5.32            15.46            (4.98)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $505,391         $494,703         $403,704         $340,775         $260,769         $169,501
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .87*            1.77             1.92             1.92             1.80             1.59
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.52*            5.92             5.64             5.76             6.14             6.40
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)            116.60*          257.12           265.71           213.46           169.29           128.82
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) The ratio of expenses to average net assets for the year ended October 31, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                 Six months
                                                    ended                                                          For the period
Per-share                                         April 30                                                         Dec. 14, 1994+
operating performance                            (Unaudited)                  Year ended October 31                to October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $6.84            $7.11            $6.99            $7.04            $6.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .19(c)           .47(c)           .43              .44              .43
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.09)            (.28)             .16             (.04)             .54
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .10              .19              .59              .40              .97
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.21)            (.39)            (.43)            (.45)            (.43)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                         --             (.04)            (.04)              --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                 --             (.03)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.21)            (.46)            (.47)            (.45)            (.43)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $6.73            $6.84            $7.11            $6.99            $7.04
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                               1.47*            2.58             8.74             5.92            15.43*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $1,756,464       $1,186,620         $368,297          $18,937           $7,673
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .62*            1.27             1.42             1.42             1.19*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            2.74*            6.53             5.76             6.28             5.17*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             116.60*          257.12           265.71           213.46           169.29
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) The ratio of expenses to average net assets for the year ended October 31, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended                                                                           For the period
Per-share                        April 30                                                                           June 16, 1994+
operating performance           (Unaudited)                           Year ended October 31                         to October 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $6.88            $7.15            $7.02            $7.07            $6.52            $6.72
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .21(c)           .50(c)           .47              .47              .47              .19
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.10)            (.28)             .16             (.04)             .57             (.21)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .11              .22              .63              .43             1.04             (.02)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.22)            (.42)            (.46)            (.48)            (.49)            (.16)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --             (.04)            (.04)              --               --             (.02)
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                --             (.03)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.22)            (.49)            (.50)            (.48)            (.49)            (.18)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $6.77            $6.88            $7.15            $7.02            $7.07            $6.52
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)              1.67*            3.02             9.23             6.31            16.65            (0.35)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $252,769         $246,405         $170,902         $133,516         $107,414           $7,517
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .37*             .77              .92              .92              .86              .24*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           3.02*            6.92             6.64             6.76             7.14             2.91*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)            116.60*          257.12           265.71           213.46           169.29           128.82
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) The ratio of expenses to average net assets for the year ended October 31, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
April 30, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income consistent with what Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. believes to be prudent risk. The fund invests in a portfolio of debt securities, both government and corporate obligations.

The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam Funds and other accounts managed by affiliates of Putnam Management.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair market value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of stepped-coupon securities is amortized on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

J) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended April 30, 1999, the fund had no borrowings against the line of credit.

K) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. At October 31, 1998, the fund had a capital loss carryover of approximately $21,203,000 available to offset future net capital gain, if any, which will expire on October 31, 2006.

L) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fees, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended April 30, 1999, fund expenses were reduced by $511,034 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,880 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 1.00% and 0.50% of the average net assets attributable to class A, class B and class M shares, respectively.

For the six months ended April 30, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $187,961 and $1,739,143 from the sale of class A and class M shares, respectively and $489,771 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended April 30, 1999, Putnam Mutual Funds Corp., acting as underwriter received $49,967 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended April 30, 1999, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $2,923,586,571 and $2,286,409,310, respectively. Purchases and sales of U.S. government obligations aggregated $1,724,642,237 and $1,637,384,825, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At April 30, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                              Six months ended April 30, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     58,822,842      $ 403,557,026
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    5,181,017         35,426,185
-----------------------------------------------------------------------------
                                                64,003,859        438,983,211

Shares
repurchased                                    (70,199,108)      (481,366,492)
-----------------------------------------------------------------------------
Net decrease                                    (6,195,249)     $ (42,383,281)
-----------------------------------------------------------------------------

                                                  Year ended October 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                    117,513,808      $ 833,959,048
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   10,148,559         71,782,053
-----------------------------------------------------------------------------
                                               127,662,367        905,741,101

Shares
repurchased                                   (101,554,672)      (720,337,135)
-----------------------------------------------------------------------------
Net increase                                    26,107,695      $ 185,403,966
-----------------------------------------------------------------------------

                                              Six months ended April 30, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     13,502,717       $ 91,998,030
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,505,535         10,238,160
-----------------------------------------------------------------------------
                                                15,008,252        102,236,190

Shares
repurchased                                    (12,265,276)       (83,481,238)
-----------------------------------------------------------------------------
Net increase                                     2,742,976       $ 18,754,952
-----------------------------------------------------------------------------

                                                  Year ended October 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     30,433,688      $ 214,171,299
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,689,774         18,923,375
-----------------------------------------------------------------------------
                                                33,123,462        233,094,674

Shares
repurchased                                    (17,522,146)      (123,354,854)
-----------------------------------------------------------------------------
Net increase                                    15,601,316      $ 109,739,820
-----------------------------------------------------------------------------

                                              Six months ended April 30, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     95,641,815       $650,973,331
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      162,978          1,108,064
-----------------------------------------------------------------------------
                                                95,804,793        652,081,395

Shares
repurchased                                     (8,558,126)       (58,169,333)
-----------------------------------------------------------------------------
Net increase                                    87,246,667       $593,912,062
-----------------------------------------------------------------------------

                                                  Year ended October 31, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                    233,079,491     $1,647,065,092
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      297,510          2,092,733
-----------------------------------------------------------------------------
                                               233,377,001      1,649,157,825

Shares
repurchased                                   (111,298,763)      (787,992,957)
-----------------------------------------------------------------------------
Net increase                                   122,078,238     $  861,164,868
-----------------------------------------------------------------------------

                                              Six months ended April 30, 1999
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     12,577,820       $ 86,434,718
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,196,857          8,194,732
-----------------------------------------------------------------------------
                                                13,774,677         94,629,450

Shares
repurchased                                    (12,267,070)       (84,199,867)
-----------------------------------------------------------------------------
Net increase                                     1,507,607       $ 10,429,583
-----------------------------------------------------------------------------

                                                  Year ended October 31, 1998
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     26,281,110      $ 186,532,273
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,109,915         14,930,593
-----------------------------------------------------------------------------
                                                28,391,025        201,462,866

Shares
repurchased                                    (16,472,127)      (116,575,260)
-----------------------------------------------------------------------------
Net increase                                    11,918,898      $  84,887,606
-----------------------------------------------------------------------------



The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Quality Bond Fund + [DBL. DAGGER]

High Yield Advantage Fund [DBL. DAGGER]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota,
New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds-three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 * Formerly Putnam Diversified Income Trust II

 + Formerly Putnam Federal Income Trust

[DBL. DAGGER] Closed to new investors. Some exceptions may apply. Contact
              Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminv.com.



Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Edward H. D'Alelio
Vice President

Krishna K. Memani
Vice President and Fund Manager

Kevin M. Cronin
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site:
www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


SA035-52508 004/312/510/514 6/99



PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Income Fund
Supplement to Semiannual Report dated April 30, 1999

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $250 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the semiannual report.

SEMIANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return:                                              NAV

Six months ended 4/30/99                                   1.67%
One year ended 4/30/99                                     1.35
Annual average (since class A inception, 11/1/54)          8.52
----------------------------------------------------------------------------
Share value:                                               NAV

10/31/98                                                  $6.88
4/30/99                                                    6.77
----------------------------------------------------------------------------
Distributions:        No.      Income       Capital gains        Total
                       6       $0.224              6            $0.224
----------------------------------------------------------------------------
Current return (end of period)            Total

Current dividend rate1                    6.56%
Current 30-day SEC yield2                 6.50

1Income portion of most recent distribution, annualized and divided by NAV at end of period.

2Based only  on investment income, calculated using SEC guidelines.
----------------------------------------------------------------------------
Class Y shares are offered without an initial sales charge or CDSC. The class Y share returns shown for periods before their inception (6/16/94) are derived from the historical performance of class A shares for such periods, but have not been adjusted to reflect differences in expenses, which are lower for class Y shares than for class A shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return will fluctuate and may involve the loss of principal. Performance of other share classes will vary. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.